UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Greater China Growth Fund

Semiannual Report

February 28, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2021

Eaton Vance

Greater China Growth Fund

Eaton Vance

Greater China Growth Fund

February 28, 2021

Performance1,2

Portfolio Managers June Lui, CFA and Christopher Darling, each of BMO Global Asset Management (Asia) Limited

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	10/28/1992	10/28/1992	19.95%	37.43%	20.11%	9.03%
Class A with 5.75% Maximum Sales Charge	—	—	13.07	29.54	18.70	8.39
Class C at NAV	12/28/1993	10/28/1992	19.54	36.44	19.27	8.27
Class C with 1% Maximum Sales Charge	—	—	18.54	35.44	19.27	8.27
Class I at NAV	10/01/2009	10/28/1992	20.14	37.86	20.48	9.35

MSCI Golden Dragon Index	—	—	20.09%	44.57%	19.64%	9.19%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				1.80%	2.50%	1.50%

Fund Profile

Regional Allocation (% of net assets)4

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Tencent Holdings, Ltd.	10.8%

AIA Group, Ltd.	8.9

Taiwan Semiconductor Manufacturing Co., Ltd.	7.5

Haier Smart Home Co., Ltd., Class H	5.9

Ping An Insurance (Group) Co. of China, Ltd., Class H	5.2

Hong Kong Exchanges & Clearing, Ltd.	4.5

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	3.3

TravelSky Technology, Ltd., Class H	3.3

Link REIT	2.8

Zhejiang Supor Co., Ltd., Class A	2.5

Total	54.7%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Greater China Growth Fund

February 28, 2021

Endnotes and Additional Disclosures

[1]

MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater China Growth Fund

February 28, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 – February 28, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/20)	Ending Account Value (2/28/21)	Expenses Paid During Period* (9/1/20 – 2/28/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,199.50	$9.43	1.73%
Class C	$1,000.00	$1,195.40	$13.28	2.44%
Class I	$1,000.00	$1,201.40	$7.81	1.43%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.20	$8.65	1.73%
Class C	$1,000.00	$1,012.70	$12.18	2.44%
Class I	$1,000.00	$1,017.70	$7.15	1.43%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2020.

4

Eaton Vance

Greater China Growth Fund

February 28, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 95.7%
Security	Shares	Value

China — 61.7%

Biotechnology — 1.0%

Hualan Biological Engineering, Inc., Class A	186,029	$1,232,883

		$1,232,883

Food Products — 11.2%

China Mengniu Dairy Co., Ltd.	550,000	$3,005,478

Dali Foods Group Co., Ltd.(1)	4,284,500	2,608,681

Foshan Haitian Flavouring & Food Co., Ltd., Class A	49,920	1,334,032

Inner Mongolia Yili Industrial Group Co., Ltd., Class A	619,318	4,149,573

Tingyi (Cayman Islands) Holding Corp.	1,502,000	3,012,610

		$14,110,374

Gas Utilities — 2.3%

China Resources Gas Group, Ltd.	590,000	$2,949,601

		$2,949,601

Health Care Equipment & Supplies — 0.2%

AK Medical Holdings, Ltd.(1)	202,000	$297,008

		$297,008

Health Care Providers & Services — 4.2%

Dian Diagnostics Group Co., Ltd., Class A	536,000	$2,831,922

Sinopharm Group Co., Ltd., Class H	1,028,000	2,406,874

		$5,238,796

Hotels, Restaurants & Leisure — 2.5%

Xiabuxiabu Catering Management China Holdings Co., Ltd.(1)	1,001,000	$2,525,018

Yum China Holdings, Inc.	11,367	680,201

		$3,205,219

Household Durables — 8.4%

Haier Smart Home Co., Ltd., Class H(2)	1,940,800	$7,381,418

Zhejiang Supor Co., Ltd., Class A	272,925	3,182,129

		$10,563,547

Insurance — 7.5%

China Pacific Insurance (Group) Co., Ltd., Class H	610,200	$2,803,307

Ping An Insurance (Group) Co. of China, Ltd., Class H	532,500	6,589,458

		$9,392,765

Security	Shares	Value

Interactive Media & Services — 10.8%

Tencent Holdings, Ltd.	156,100	$13,580,222

		$13,580,222

IT Services — 4.5%

Beijing Sinnet Technology Co., Ltd., Class A	516,300	$1,522,133

TravelSky Technology, Ltd., Class H	1,630,000	4,110,420

		$5,632,553

Marine — 1.7%

SITC International Holdings Co., Ltd.	805,000	$2,114,781

		$2,114,781

Personal Products — 1.6%

BYHEALTH Co., Ltd., Class A	600,297	$2,029,733

		$2,029,733

Professional Services — 1.9%

Centre Testing International Group Co., Ltd., Class A	643,372	$2,437,295

		$2,437,295

Software — 1.0%

Beijing SuperMap Software Co., Ltd., Class A	458,100	$1,229,790

		$1,229,790

Textiles, Apparel & Luxury Goods — 2.3%

ANTA Sports Products, Ltd.	185,000	$2,834,273

		$2,834,273

Transportation Infrastructure — 0.6%

Shanghai International Airport Co., Ltd., Class A	73,251	$702,310

		$702,310

Total China (identified cost $40,925,075)		$77,551,150

Hong Kong — 20.6%

Capital Markets — 4.5%

Hong Kong Exchanges & Clearing, Ltd.	91,121	$5,602,378

		$5,602,378

Equity Real Estate Investment Trusts (REITs) — 2.8%

Link REIT	376,500	$3,553,963

		$3,553,963

5	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Food & Staples Retailing — 0.7%

Dairy Farm International Holdings, Ltd.	197,294	$853,062

		$853,062

Food Products — 0.8%

Vitasoy International Holdings, Ltd.	242,000	$1,065,873

		$1,065,873

Hotels, Restaurants & Leisure — 2.1%

Sands China, Ltd.(2)	562,400	$2,650,667

		$2,650,667

Insurance — 8.9%

AIA Group, Ltd.	885,000	$11,161,112

		$11,161,112

Textiles, Apparel & Luxury Goods — 0.8%

Samsonite International S.A.(1)(2)	539,100	$1,047,980

		$1,047,980

Total Hong Kong (identified cost $12,800,109)		$25,935,035

Taiwan — 13.4%

Banks — 0.4%

CTBC Financial Holding Co., Ltd.	781,881	$561,342

		$561,342

Electronic Equipment, Instruments & Components — 0.7%

Largan Precision Co., Ltd.	7,000	$827,354

		$827,354

Food & Staples Retailing — 1.8%

President Chain Store Corp.	243,000	$2,284,190

		$2,284,190

Insurance — 0.6%

Cathay Financial Holding Co., Ltd.	469,929	$707,231

		$707,231

Multiline Retail — 1.1%

Poya International Co., Ltd.	63,462	$1,427,112

		$1,427,112

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 8.8%

Taiwan Semiconductor Manufacturing Co., Ltd.	428,839	$9,368,857

Win Semiconductors Corp.	121,000	1,651,082

		$11,019,939

Total Taiwan (identified cost $7,009,539)		$16,827,168

Total Common Stocks — 95.7% (identified cost $60,734,723)		$120,313,353

Other Assets, Less Liabilities — 4.3%		$5,366,949

Net Assets — 100.0%		$125,680,302

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2021, the aggregate value of these securities is $6,478,687 or 5.2% of the Fund’s net assets.

(2)	Non-income producing security.

6	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2021

Unaffiliated investments, at value (identified cost, $60,734,723)	$120,313,353

Cash	5,453,821

Foreign currency, at value (identified cost, $305,878)	305,710

Receivable for Fund shares sold	104,324

Total assets	$126,177,208

Liabilities

Payable for Fund shares redeemed	$249,146

Payable to affiliates:

Investment adviser fee	99,943

Administration fee	14,991

Distribution and service fees	24,940

Accrued expenses	107,886

Total liabilities	$496,906

Net Assets	$125,680,302

Sources of Net Assets

Paid-in capital	$68,375,020

Distributable earnings	57,305,282

Total	$125,680,302

Class A Shares

Net Assets	$97,581,044

Shares Outstanding	3,283,961

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$29.71

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$31.52

Class C Shares

Net Assets	$1,725,173

Shares Outstanding	62,361

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$27.66

Class I Shares

Net Assets	$26,374,085

Shares Outstanding	879,148

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$30.00

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2021

Dividends (net of foreign taxes, $21,892)	$386,265

Total investment income	$386,265

Expenses

Investment adviser fee	$563,032

Administration fee	84,455

Distribution and service fees

Class A	135,795

Class C	9,804

Trustees’ fees and expenses	3,256

Custodian fee	25,893

Transfer and dividend disbursing agent fees	52,458

Legal and accounting services	32,471

Printing and postage	10,511

Registration fees	24,607

Miscellaneous	8,685

Total expenses	$950,967

Net investment loss	$(564,702)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$454,386

Foreign currency transactions	(12,386)

Net realized gain	$442,000

Change in unrealized appreciation (depreciation) —

Investments	$20,456,835

Foreign currency	(218)

Net change in unrealized appreciation (depreciation)	$20,456,617

Net realized and unrealized gain	$20,898,617

Net increase in net assets from operations	$20,333,915

8	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

From operations —

Net investment income (loss)	$(564,702)	$371,705

Net realized gain	442,000	11,258,100

Net change in unrealized appreciation (depreciation)	20,456,617	7,960,569

Net increase in net assets from operations	$20,333,915	$19,590,374

Distributions to shareholders —

Class A	$(8,497,659)	$(2,635,114)

Class C	(160,991)	(114,375)

Class I	(1,872,237)	(876,678)

Total distributions to shareholders	$(10,530,887)	$(3,626,167)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,279,800	$4,202,717

Class C	83,362	351,527

Class I	7,049,469	18,327,282

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	7,449,769	2,295,911

Class C	160,991	87,260

Class I	1,837,752	861,741

Cost of shares redeemed

Class A	(5,964,053)	(13,656,951)

Class C	(312,057)	(1,779,339)

Class I	(1,711,446)	(25,880,698)

Net asset value of shares converted

Class A	663,792	518,422

Class C	(663,792)	(518,422)

Net increase (decrease) in net assets from Fund share transactions	$10,873,587	$(15,190,550)

Net increase in net assets	$20,676,615	$773,657

Net Assets

At beginning of period	$105,003,687	$104,230,030

At end of period	$125,680,302	$105,003,687

9	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2021

Financial Highlights

	Class A

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017		2016

Net asset value — Beginning of period	$27.280		$23.200	$24.560	$25.480	$20.380		$19.210

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.148)		$0.086	$0.094	$0.094	$0.168		$0.092

Net realized and unrealized gain	5.356		4.785	0.604	1.861	5.111		2.210

Total income from operations	$5.208		$4.871	$0.698	$1.955	$5.279		$2.302

Less Distributions

From net investment income	$(0.072)		$(0.074)	$(0.153)	$(0.165)	$(0.179)		$—

From net realized gain	(2.706)		(0.717)	(1.905)	(2.710)	—		(1.132)

Total distributions	$(2.778)		$(0.791)	$(2.058)	$(2.875)	$(0.179)		$(1.132)

Net asset value — End of period	$29.710		$27.280	$23.200	$24.560	$25.480		$20.380

Total Return(2)	19.95	%(3)	21.44%	3.65%	7.69%	26.19	%(4)	12.50	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$97,581		$85,096	$78,942	$72,953	$75,137		$66,709

Ratios (as a percentage of average daily net assets):

Expenses	1.73	%(5)	1.80%	1.83%	1.82%	1.91	%(4)	1.95	%(4)

Net investment income (loss)	(1.04	)%(5)	0.36%	0.41%	0.36%	0.78%		0.49%

Portfolio Turnover	6	%(3)	9%	17%	12%	14%		8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.05% and 0.08% of average daily net assets for the years ended August 31, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2021

Financial Highlights — continued

	Class C

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017		2016

Net asset value — Beginning of period	$25.350		$21.690	$23.090	$24.120	$19.400		$18.450

Income (Loss) From Operations

Net investment loss(1)	$(0.213)		$(0.106)	$(0.170)	$(0.090)	$(0.018)		$(0.042)

Net realized and unrealized gain	4.964		4.483	0.675	1.770	4.877		2.124

Total income from operations	$4.751		$4.377	$0.505	$1.680	$4.859		$2.082

Less Distributions

From net investment income	$—		$—	$—	$—	$(0.139)		$—

From net realized gain	(2.441)		(0.717)	(1.905)	(2.710)	—		(1.132)

Total distributions	$(2.441)		$(0.717)	$(1.905)	$(2.710)	$(0.139)		$(1.132)

Net asset value — End of period	$27.660		$25.350	$21.690	$23.090	$24.120		$19.400

Total Return(2)	19.54	%(3)	20.59%	2.94%	6.93%	25.27	%(4)	11.73	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,725		$2,261	$3,736	$12,163	$12,855		$13,856

Ratios (as a percentage of average daily net assets):

Expenses	2.44	%(5)	2.50%	2.53%	2.52%	2.62	%(4)	2.65	%(4)

Net investment loss	(1.62	)%(5)	(0.47)%	(0.80)%	(0.37)%	(0.09)%		(0.24)%

Portfolio Turnover	6	%(3)	9%	17%	12%	14%		8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.05% and 0.08% of average daily net assets for the years ended August 31, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2021

Financial Highlights — continued

	Class I

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017		2016

Net asset value — Beginning of period	$27.550		$23.420	$24.790	$25.680	$20.500		$19.260

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.112)		$0.109	$0.302	$0.168	$0.281		$0.091

Net realized and unrealized gain	5.419		4.883	0.466	1.889	5.096		2.281

Total income from operations	$5.307		$4.992	$0.768	$2.057	$5.377		$2.372

Less Distributions

From net investment income	$(0.151)		$(0.145)	$(0.233)	$(0.237)	$(0.197)		$—

From net realized gain	(2.706)		(0.717)	(1.905)	(2.710)	—		(1.132)

Total distributions	$(2.857)		$(0.862)	$(2.138)	$(2.947)	$(0.197)		$(1.132)

Net asset value — End of period	$30.000		$27.550	$23.420	$24.790	$25.680		$20.500

Total Return(2)	20.14	%(3)	21.81%	3.94%	8.06%	26.48	%(4)	12.90	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,374		$17,646	$21,552	$9,875	$11,067		$8,307

Ratios (as a percentage of average daily net assets):

Expenses	1.43	%(5)	1.50%	1.53%	1.52%	1.61	%(4)	1.65	%(4)

Net investment income (loss)	(0.78	)%(5)	0.45%	1.29%	0.64%	1.29%		0.49%

Portfolio Turnover	6	%(3)	9%	17%	12%	14%		8%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.05% and 0.08% of average daily net assets for the years ended August 31, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

13

Eaton Vance

Greater China Growth Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,054,064

Gross unrealized appreciation	$61,796,596

Gross unrealized depreciation	(3,537,307)

Net unrealized appreciation	$58,259,289

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and BMR, in effect through February 28, 2021, the fee was computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and was payable monthly. On net assets of $500 million and over, the annual fee would be reduced. For the six months ended February 28, 2021, the investment adviser fee amounted to $563,032 or 1.00% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays BMO Global Asset Management (Asia) Limited (BMO GAM (Asia)) a portion of its investment adviser fee for sub-advisory services provided to the Fund.

On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement with BMR and BMR entered into a new investment sub-advisory agreement with BMO GAM (Asia) (the “New Agreements”). The New Agreements took effect on March 1, 2021. Effective March 1, 2021, the fee reduction agreement previously applicable to the Fund was incorporated into its new investment advisory agreement with BMR.

14

Eaton Vance

Greater China Growth Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

The administration fee is earned by Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2021, the administration fee amounted to $84,455.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2021, EVM earned $1,887 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,365 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2021 amounted to $135,795 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2021, the Fund paid or accrued to EVD $7,353 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2021 amounted to $2,451 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2021, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $7,051,901 and $10,101,220, respectively, for the six months ended February 28, 2021.

15

Eaton Vance

Greater China Growth Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

Sales	79,067	172,688

Issued to shareholders electing to receive payments of distributions in Fund shares	271,889	95,108

Redemptions	(209,050)	(573,481)

Converted from Class C shares	22,435	22,133

Net increase (decrease)	164,341	(283,552)

Class C	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

Sales	2,986	15,470

Issued to shareholders electing to receive payments of distributions in Fund shares	6,301	3,871

Redemptions	(11,982)	(78,661)

Converted to Class A shares	(24,148)	(23,728)

Net decrease	(26,843)	(83,048)

Class I	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

Sales	231,317	754,267

Issued to shareholders electing to receive payments of distributions in Fund shares	66,465	35,433

Redemptions	(59,217)	(1,069,554)

Net increase (decrease)	238,565	(279,854)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2021.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

16

Eaton Vance

Greater China Growth Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$—	$13,580,222		$—	$13,580,222

Consumer Discretionary	8,061,619	13,667,179		—	21,728,798

Consumer Staples	—	20,343,232		—	20,343,232

Financials	—	27,424,828		—	27,424,828

Health Care	—	6,768,687		—	6,768,687

Industrials	—	5,254,386		—	5,254,386

Information Technology	—	18,709,636		—	18,709,636

Real Estate	—	3,553,963		—	3,553,963

Utilities	—	2,949,601		—	2,949,601

Total Common Stocks	$8,061,619	$112,251,734	*	$—	$120,313,353

Total Investments	$8,061,619	$112,251,734		$—	$120,313,353

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States. Evidence of ownership of certain foreign investments may be held outside the United States, and the Fund may be subject to the risks associated with the holding of such property overseas. Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities. Trading in certain foreign markets is also subject to liquidity risk. Political events in foreign countries may cause market disruptions.

The securities markets in the China region, which includes Hong Kong, China and Taiwan, are impacted by the economies of countries in the region, which differ from the U. S. economy in various ways, such as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the China region are affected by developments in the economies and governmental actions of their principal trading partners, such as the imposition of trading restrictions and tariffs. China’s governmental actions and the actions of other governments can also have a significant effect on the economic conditions in the China region or a particular issuer or industry, which could adversely affect the value and liquidity of investments. A government may restrict investment in companies or industries considered important to national interests, intervene in the financial markets, maintain strict currency controls, or impose repatriation restrictions. Although larger and/or more established than many emerging markets, markets in the China region carry the high levels of risk associated with emerging markets.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

17

Eaton Vance

Greater China Growth Fund

February 28, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Greater China Growth Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 and adjourned to February 26, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Boston Management and Research to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with BMO Global Asset Management (Asia) Limited to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	1,721,497.722	81,326.513	173,222.458	0

Proposal 2	1,718,639.637	92,042.069	165,364.988	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the Meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

18

Eaton Vance

Greater China Growth Fund

February 28, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Greater China Growth Fund.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Greater China Growth Fund	Boston Management and Research	BMO Global Asset Management (Asia) Limited

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

19

Eaton Vance

Greater China Growth Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

20

Eaton Vance

Greater China Growth Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the

21

Eaton Vance

Greater China Growth Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

22

Eaton Vance

Greater China Growth Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

23

Eaton Vance

Greater China Growth Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

24

Eaton Vance

Greater China Growth Fund

February 28, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

25

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

26

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

28

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser

BMO Global Asset Management (Asia) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7705    2.28.21

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Semiannual Report

February 28, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2021

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Performance1,2

Portfolio Managers Richard Bernstein, Matthew Griswold, CFA, and Henry Timmons, CFA, each of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	09/30/2011	09/30/2011	4.11%	11.86%	7.74%	6.61%
Class A with 5.75% Maximum Sales Charge	—	—	–1.86	5.43	6.47	5.95
Class C at NAV	09/30/2011	09/30/2011	3.67	11.03	6.94	5.81
Class C with 1% Maximum Sales Charge	—	—	2.67	10.03	6.94	5.81
Class I at NAV	09/30/2011	09/30/2011	4.23	12.20	8.02	6.88

Bloomberg Barclays U.S. Aggregate Bond Index	—	—	–1.55%	1.38%	3.55%	3.13%
MSCI ACWI Index	—	—	13.04	30.25	14.23	11.64
Blended Index	—	—	4.25	12.75	8.00	6.71

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				1.36%	2.11%	1.11%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Fund Profile

Country Allocation (% of net assets)4

Asset Allocation (% of net assets)4

Top 10 Holdings (% of net assets)5

ProShares Investment Grade-Interest Rate Hedged ETF	16.0%

First Trust Low Duration Opportunities ETF	10.7

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	4.6

VanEck Vectors Emerging Markets High Yield Bond ETF	4.4

iShares MSCI China ETF	2.1

iShares MSCI Taiwan ETF	1.7

U.S. Treasury Bonds, 1.125%, 8/15/40	1.6

iShares MSCI South Korea ETF	1.6

Apple, Inc.	1.4

U.S. Treasury Notes, 2.375%, 5/15/29	1.4

Total	45.5%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI ACWI Index is an unmanaged free-float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% MSCI ACWI Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 – February 28, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/20)	Ending Account Value (2/28/21)	Expenses Paid During Period* (9/1/20 – 2/28/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,041.10	$6.02	1.19%
Class C	$1,000.00	$1,036.70	$9.80	1.94%
Class I	$1,000.00	$1,042.30	$4.76	0.94%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$5.96	1.19%
Class C	$1,000.00	$1,015.20	$9.69	1.94%
Class I	$1,000.00	$1,020.10	$4.71	0.94%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2020.

5

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 40.9%
Security	Shares	Value

Air Freight & Logistics — 0.8%

C.H. Robinson Worldwide, Inc.	7,524	$683,555

DSV PANALPINA A/S	4,672	854,510

Expeditors International of Washington, Inc.	10,334	949,075

FedEx Corp.	3,330	847,485

Hub Group, Inc., Class A(1)	16,497	949,897

United Parcel Service, Inc., Class B	12,230	1,930,261

		$6,214,783

Airlines — 0.3%

Alaska Air Group, Inc.	18,946	$1,231,869

Southwest Airlines Co.	21,432	1,245,842

		$2,477,711

Auto Components — 0.1%

Tupy S.A.(1)	194,100	$735,988

		$735,988

Automobiles — 0.5%

Tesla, Inc.(1)	4,285	$2,894,518

Volkswagen AG, PFC Shares	4,383	917,010

		$3,811,528

Banks — 4.9%

BancorpSouth Bank	26,105	$784,716

Bank of America Corp.	48,002	1,666,149

Banner Corp.	15,318	793,166

Canadian Western Bank(2)	43,009	1,130,482

Cathay General Bancorp	27,358	1,029,755

Community Bank System, Inc.	11,408	812,136

CVB Financial Corp.	36,966	791,442

First BanCorp/Puerto Rico	111,299	1,167,527

First Financial Bancorp	38,790	870,060

First Interstate BancSystem, Inc., Class A	18,470	838,907

First Merchants Corp.	36,360	1,528,938

First Midwest Bancorp, Inc.	43,549	861,399

Fulton Financial Corp.	53,873	832,338

Glacier Bancorp, Inc.	15,712	851,590

Grupo Elektra SAB de CV	20,591	1,366,106

Hancock Whitney Corp.	20,340	767,835

Heartland Financial USA, Inc.	17,157	801,918

Home BancShares, Inc.	36,236	885,608

Independent Bank Group, Inc.	11,676	813,701

International Bancshares Corp.	36,672	1,598,166

Security	Shares	Value

Banks (continued)

Investors Bancorp, Inc.	67,048	$894,420

JPMorgan Chase & Co.	19,284	2,838,026

NBT Bancorp, Inc.	23,892	865,607

Old National Bancorp	45,817	830,662

Pacific Premier Bancorp, Inc.	21,960	884,988

Park National Corp.	6,922	858,328

PNC Financial Services Group, Inc. (The)	4,805	808,970

Renasant Corp.	30,657	1,204,207

Sandy Spring Bancorp, Inc.	22,124	831,420

Seacoast Banking Corp of Florida(1)	23,638	849,786

Simmons First National Corp., Class A	29,675	868,884

Sumitomo Mitsui Financial Group, Inc.	19,000	670,802

Towne Bank/Portsmouth VA	32,572	939,377

Trustmark Corp.	47,374	1,428,800

U.S. Bancorp	13,983	699,150

UMB Financial Corp.	10,589	893,394

United Bankshares, Inc.	22,055	814,932

Valley National Bancorp	78,406	960,474

WesBanco, Inc.	41,795	1,349,143

		$39,683,309

Beverages — 0.4%

Coca-Cola Co. (The)	31,206	$1,528,782

PepsiCo, Inc.	10,052	1,298,618

		$2,827,400

Biotechnology — 0.5%

Amgen, Inc.	5,732	$1,289,241

Biogen, Inc.(1)	3,379	922,062

CSL, Ltd.	6,121	1,247,452

Gilead Sciences, Inc.	8,927	548,118

		$4,006,873

Building Products — 0.3%

Daikin Industries, Ltd.	3,700	$721,089

Kingspan Group PLC(1)	8,400	609,273

Simpson Manufacturing Co., Inc.	7,506	731,535

		$2,061,897

Capital Markets — 0.7%

Bank of New York Mellon Corp. (The)	20,065	$845,940

BlackRock, Inc.	2,251	1,563,320

CME Group, Inc.	2,642	527,607

FactSet Research Systems, Inc.	2,663	809,312

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Capital Markets (continued)

Partners Group Holding AG	553	$662,090

Sprott, Inc.(2)	27,449	955,517

		$5,363,786

Chemicals — 2.2%

Air Liquide S.A.	11,839	$1,782,894

Air Products and Chemicals, Inc.	1,947	497,692

Air Water, Inc.(2)	55,500	915,951

Akzo Nobel NV	11,053	1,142,989

Arkema S.A.	8,131	896,342

Asahi Kasei Corp.	94,700	1,027,365

BASF SE	12,457	1,019,118

Ecolab, Inc.	4,004	838,277

Ems-Chemie Holding AG	1,596	1,414,272

Givaudan S.A.	392	1,476,379

Linde PLC	6,127	1,496,642

Novozymes A/S, Class B	14,356	883,781

Sherwin-Williams Co. (The)	1,037	705,513

Shin-Etsu Chemical Co., Ltd.	8,500	1,393,101

Sika AG	4,982	1,317,437

Symrise AG	8,408	982,238

		$17,789,991

Commercial Services & Supplies — 0.1%

Brink’s Co. (The)	9,542	$733,112

Securitas AB, Class B	26,897	412,357

		$1,145,469

Communications Equipment — 0.1%

Cisco Systems, Inc.	23,755	$1,065,887

		$1,065,887

Construction & Engineering — 0.2%

Eiffage S.A.(1)	4,734	$486,584

Kandenko Co., Ltd.	116,300	959,342

		$1,445,926

Construction Materials — 0.1%

CRH PLC	21,574	$936,554

		$936,554

Consumer Finance — 0.5%

Aeon Financial Service Co., Ltd.(2)	49,200	$634,495

American Express Co.	8,303	1,123,064

Security	Shares	Value

Consumer Finance (continued)

Navient Corp.	87,165	$1,079,103

PRA Group, Inc.(1)	23,062	850,065

		$3,686,727

Containers & Packaging — 0.4%

Ball Corp.	15,656	$1,336,866

Huhtamaki Oyj	19,077	857,221

SIG Combibloc Group AG	37,618	830,734

		$3,024,821

Diversified Consumer Services — 0.2%

InvoCare, Ltd.(2)	103,588	$899,671

TAL Education Group ADR(1)	10,952	849,218

		$1,748,889

Diversified Financial Services — 0.2%

Berkshire Hathaway, Inc., Class B(1)	6,182	$1,486,833

		$1,486,833

Diversified Telecommunication Services — 0.4%

AT&T, Inc.	42,841	$1,194,836

Elisa Oyj	8,337	498,502

Liberty Latin America, Ltd., Class C(1)	75,595	828,521

Verizon Communications, Inc.	10,781	596,189

		$3,118,048

Electric Utilities — 0.1%

Red Electrica Corp. S.A.	28,050	$468,612

		$468,612

Electrical Equipment — 0.3%

AMETEK, Inc.	6,028	$711,123

Eaton Corp. PLC	5,895	767,470

Emerson Electric Co.	9,012	774,131

		$2,252,724

Electronic Equipment, Instruments & Components — 0.4%

Amphenol Corp., Class A	6,196	$778,713

Canon Marketing Japan, Inc.	24,600	540,566

Hexagon AB, Class B	8,242	685,535

Sanmina Corp.(1)	27,934	995,009

		$2,999,823

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy Equipment & Services — 0.7%

Halliburton Co.	76,310	$1,665,847

Schlumberger NV	36,806	1,027,256

Technip Energies N.V. ADR(1)	25,832	327,291

TechnipFMC PLC	129,159	1,061,687

Tenaris S.A.	167,499	1,749,143

		$5,831,224

Entertainment — 0.1%

Activision Blizzard, Inc.	7,889	$754,267

		$754,267

Food & Staples Retailing — 0.6%

Costco Wholesale Corp.	2,995	$991,345

Loblaw Cos., Ltd.	18,837	907,806

Performance Food Group Co.(1)	19,981	1,083,769

Tsuruha Holdings, Inc.	4,700	605,141

Walmart, Inc.	6,925	899,696

		$4,487,757

Food Products — 1.0%

AAK AB	65,737	$1,408,591

Darling Ingredients, Inc.(1)	21,328	1,344,517

J&J Snack Foods Corp.	9,092	1,443,446

Nestle S.A.	16,445	1,716,342

Nisshin Seifun Group, Inc.	42,500	685,268

Saputo, Inc.	23,295	656,053

Simply Good Foods Co. (The)(1)	36,899	1,076,344

		$8,330,561

Health Care Equipment & Supplies — 1.5%

Abbott Laboratories	14,240	$1,705,667

Avanos Medical, Inc.(1)	33,810	1,554,584

Becton, Dickinson and Co.	2,823	680,766

Cooper Cos., Inc. (The)	2,747	1,060,699

Danaher Corp.	3,285	721,616

DENTSPLY SIRONA, Inc.	7,813	414,636

Edwards Lifesciences Corp.(1)	6,975	579,623

Fisher & Paykel Healthcare Corp., Ltd.	38,442	817,454

IDEXX Laboratories, Inc.(1)	1,878	976,879

Intuitive Surgical, Inc.(1)	1,267	933,526

Medtronic PLC	8,998	1,052,496

ResMed, Inc.	3,683	710,009

Stryker Corp.	3,160	766,900

		$11,974,855

Security	Shares	Value

Health Care Providers & Services — 0.7%

Cigna Corp.	3,969	$833,093

CVS Health Corp.	10,400	708,552

Henry Schein, Inc.(1)	10,993	679,917

Humana, Inc.	1,365	518,222

Quest Diagnostics, Inc.	5,101	589,625

Ryman Healthcare, Ltd.	72,431	764,775

UnitedHealth Group, Inc.	4,546	1,510,272

		$5,604,456

Health Care Technology — 0.1%

Cerner Corp.	15,697	$1,085,291

		$1,085,291

Hotels, Restaurants & Leisure — 0.4%

Flutter Entertainment PLC(1)	3,869	$741,116

J D Wetherspoon PLC(1)	54,501	939,239

La Francaise des Jeux SAEM(3)	20,657	932,451

McDonald’s Corp.	3,770	777,148

		$3,389,954

Household Durables — 0.7%

Construtora Tenda S.A.	202,100	$921,390

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	199,400	882,395

D.R. Horton, Inc.	12,370	950,882

Direcional Engenharia S.A.	342,700	784,562

Even Construtora e Incorporadora S.A.	372,000	663,124

JM AB(2)	38,235	1,338,532

		$5,540,885

Household Products — 0.5%

Henkel AG & Co. KGaA	15,069	$1,334,656

Kimberly-Clark Corp.	4,432	568,759

Procter & Gamble Co. (The)	7,596	938,334

Reckitt Benckiser Group PLC	10,759	902,475

		$3,744,224

Industrial Conglomerates — 0.3%

3M Co.	5,247	$918,540

Nolato AB, Class B(1)	11,960	1,067,316

Smiths Group PLC	32,780	671,298

		$2,657,154

Insurance — 1.3%

Aflac, Inc.	17,242	$825,719

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)

Allianz SE	3,269	$789,003

Aon PLC, Class A	7,732	1,760,654

Arthur J. Gallagher & Co.	6,437	771,153

AXA S.A.	19,916	500,853

Dai-ichi Life Holdings, Inc.	38,000	675,380

Markel Corp.(1)	483	525,890

Marsh & McLennan Cos., Inc.	12,079	1,391,742

Muenchener Rueckversicherungs-Gesellschaft AG	1,789	526,246

NN Group NV	17,829	823,231

Swiss Life Holding AG	2,805	1,394,191

Tokio Marine Holdings, Inc.	10,300	511,690

		$10,495,752

Interactive Media & Services — 1.5%

Alphabet, Inc., Class A(1)	1,800	$3,639,438

Alphabet, Inc., Class C(1)	1,852	3,772,265

Facebook, Inc., Class A(1)	14,272	3,676,752

Tencent Holdings, Ltd.	14,100	1,226,657

		$12,315,112

Internet & Direct Marketing Retail — 0.9%

Amazon.com, Inc.(1)	2,403	$7,432,311

		$7,432,311

IT Services — 1.6%

Amdocs, Ltd.	8,111	$614,895

Atos SE(1)	5,537	432,769

Automatic Data Processing, Inc.	9,732	1,693,563

Broadridge Financial Solutions, Inc.	4,673	665,856

Cognizant Technology Solutions Corp., Class A	9,586	704,379

Fidelity National Information Services, Inc.	6,569	906,522

Fiserv, Inc.(1)	4,882	563,236

Mastercard, Inc., Class A	2,446	865,517

Nexi SpA(1)(3)	39,711	710,649

Otsuka Corp.	11,400	529,572

Shopify, Inc., Class A(1)	1,247	1,615,564

Sopra Steria Group(1)	4,293	697,655

TIS, Inc.	27,100	564,153

Visa, Inc., Class A	11,259	2,391,299

		$12,955,629

Life Sciences Tools & Services — 0.4%

Illumina, Inc.(1)	1,779	$781,710

Mettler-Toledo International, Inc.(1)	638	712,040

Security	Shares	Value

Life Sciences Tools & Services (continued)

PerkinElmer, Inc.	5,108	$644,068

Thermo Fisher Scientific, Inc.	3,188	1,434,855

		$3,572,673

Machinery — 0.6%

Interroll Holding AG	388	$1,238,352

Mueller Industries, Inc.	26,569	1,079,764

Mueller Water Products, Inc., Class A	75,063	967,562

PACCAR, Inc.	8,381	762,587

Traton SE	20,857	580,989

		$4,629,254

Media — 0.1%

Fuji Media Holdings, Inc.	48,400	$587,956

		$587,956

Metals & Mining — 0.6%

Acerinox S.A.	89,695	$1,039,696

Boliden AB	25,829	1,022,918

Gerdau S.A., PFC Shares	186,200	859,533

Metalurgica Gerdau S.A., PFC Shares	451,500	932,938

Vale S.A.	61,000	1,028,821

		$4,883,906

Multiline Retail — 0.4%

Big Lots, Inc.	18,119	$1,151,281

Dollar General Corp.	2,807	530,495

Dollarama, Inc.	16,364	622,748

Pan Pacific International Holdings Corp.	25,800	605,051

		$2,909,575

Oil, Gas & Consumable Fuels — 2.5%

Chevron Corp.	18,107	$1,810,700

ConocoPhillips	31,867	1,657,403

Eni SpA	79,500	908,925

EOG Resources, Inc.	13,646	880,986

Exxon Mobil Corp.	46,508	2,528,640

Hess Corp.	27,154	1,779,402

ONEOK, Inc.	17,847	790,444

Petroleo Brasileiro S.A.	320,200	1,265,556

Pioneer Natural Resources Co.	9,794	1,455,094

Repsol S.A.	121,410	1,528,285

Suncor Energy, Inc.	67,351	1,337,388

TC Energy Corp.	22,945	961,000

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

TOTAL SE	18,222	$849,694

Valero Energy Corp.	10,843	834,694

World Fuel Services Corp.	39,169	1,217,372

		$19,805,583

Paper & Forest Products — 0.1%

Mondi PLC	40,460	$976,364

		$976,364

Personal Products — 0.4%

Beiersdorf AG	8,756	$865,155

Edgewell Personal Care Co.	24,778	757,959

Kose Corp.	5,400	867,997

Unilever PLC	17,493	911,864

		$3,402,975

Pharmaceuticals — 1.5%

Bayer AG	6,498	$394,696

Bristol-Myers Squibb Co.	8,348	511,983

Eli Lilly & Co.	5,860	1,200,655

Johnson & Johnson	15,548	2,463,736

Merck & Co., Inc.	8,604	624,823

Novo Nordisk A/S, Class B	29,536	2,107,012

Pfizer, Inc.	52,564	1,760,368

Roche Holding AG PC	6,578	2,157,971

Sanofi	11,110	1,019,572

		$12,240,816

Professional Services — 0.2%

AF Poyry AB(1)	19,925	$542,571

Korn Ferry	23,371	1,438,485

		$1,981,056

Real Estate Management & Development — 0.2%

BR Malls Participacoes S.A.(1)	488,200	$727,396

Nexity S.A.	21,705	1,060,635

		$1,788,031

Road & Rail — 1.4%

Central Japan Railway Co.	2,900	$477,845

CSX Corp.	22,173	2,029,938

J.B. Hunt Transport Services, Inc.	5,205	764,458

Kansas City Southern	5,008	1,063,399

Norfolk Southern Corp.	8,340	2,102,180

Security	Shares	Value

Road & Rail (continued)

Old Dominion Freight Line, Inc.	4,771	$1,024,668

Rumo S.A.(1)	290,400	937,911

Union Pacific Corp.	10,956	2,256,498

Werner Enterprises, Inc.	19,166	822,605

		$11,479,502

Semiconductors & Semiconductor Equipment — 0.8%

Applied Materials, Inc.	9,778	$1,155,662

ASML Holding NV	1,735	983,955

Intel Corp.	28,347	1,722,931

NVIDIA Corp.	3,379	1,853,652

QUALCOMM, Inc.	6,460	879,787

		$6,595,987

Software — 1.8%

Adobe, Inc.(1)	1,526	$701,456

ANSYS, Inc.(1)	1,943	662,544

Constellation Software, Inc.	516	668,100

Hilan, Ltd.	18,349	808,444

Microsoft Corp.	39,237	9,117,894

Oracle Corp.	13,008	839,146

Topicus.com, Inc.(1)	959	49,781

Tyler Technologies, Inc.(1)	2,255	1,045,012

VMware, Inc., Class A(1)	3,756	519,117

		$14,411,494

Specialty Retail — 0.5%

Advance Auto Parts, Inc.	4,683	$750,919

Bilia AB, Class A(1)	44,656	598,435

Home Depot, Inc. (The)	3,993	1,031,552

Industria de Diseno Textil S.A.	17,060	562,523

Petrobras Distribuidora S.A.	304,100	1,080,916

		$4,024,345

Technology Hardware, Storage & Peripherals — 1.5%

Apple, Inc.	95,036	$11,524,066

Samsung Electronics Co., Ltd. GDR	394	729,171

		$12,253,237

Textiles, Apparel & Luxury Goods — 0.3%

Alpargatas S.A., PFC Shares	98,600	$614,557

NIKE, Inc., Class B	6,191	834,423

Swatch Group AG (The)	2,653	791,845

		$2,240,825

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thrifts & Mortgage Finance — 0.7%

Capitol Federal Financial, Inc.	106,044	$1,411,446

Equitable Group, Inc.	14,329	1,527,030

Washington Federal, Inc.	48,486	1,465,247

WSFS Financial Corp.	26,287	1,396,891

		$5,800,614

Tobacco — 0.1%

Philip Morris International, Inc.	11,064	$929,597

		$929,597

Trading Companies & Distributors — 0.5%

Brenntag SE	10,953	$848,714

Bunzl PLC	17,838	556,914

Fastenal Co.	14,534	673,942

Indutrade AB(1)	42,915	979,530

Mitsui & Co., Ltd.	34,500	738,791

		$3,797,891

Transportation Infrastructure — 0.3%

EcoRodovias Infraestrutura e Logistica S.A.(1)	500,100	$984,280

Hamburger Hafen und Logistik AG	40,880	1,040,612

		$2,024,892

Wireless Telecommunication Services — 0.4%

America Movil SAB de CV, Series L	2,235,840	$1,428,860

SoftBank Group Corp.	12,500	1,166,618

T-Mobile US, Inc.(1)	6,064	727,498

		$3,322,976

Total Common Stocks (identified cost $236,351,804)		$328,612,560

Exchange-Traded Funds(4) — 43.6%
Security	Shares	Value

Equity Funds — 5.4%

iShares MSCI China ETF(2)	198,106	$17,257,014

iShares MSCI South Korea ETF	144,000	12,667,680

iShares MSCI Taiwan ETF	234,000	13,677,300

		$43,601,994

Fixed Income Funds — 36.8%

First Trust Low Duration Opportunities ETF	1,673,828	$85,900,853

iShares 10+ Year Investment Grade Corporate Bond ETF(2)	116,000	7,946,000

Security	Shares	Value

Fixed Income Funds (continued)

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	377,800	$37,062,180

ProShares Investment Grade-Interest Rate Hedged ETF	1,690,000	128,558,300

VanEck Vectors Emerging Markets High Yield Bond ETF(2)	1,490,000	35,640,800

		$295,108,133

Short-Term Fixed Income Funds — 1.4%

PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	108,947	$11,115,862

		$11,115,862

Total Exchange-Traded Funds (identified cost $341,037,369)		$349,825,989

U.S. Treasury Obligations — 13.9%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bonds:

1.125%, 5/15/40	$11,301	$9,721,999

1.125%, 8/15/40	15,405	13,185,632

3.875%, 8/15/40	5,183	6,833,250

4.25%, 5/15/39	4,647	6,373,607

4.375%, 11/15/39	7,989	11,142,889

4.50%, 2/15/36(2)	1,239	1,702,841

4.625%, 2/15/40	5,866	8,444,087

		$57,404,305

U.S. Treasury Notes:

0.625%, 5/15/30	$6,786	6,357,992

1.50%, 2/15/30	7,493	7,608,603

2.375%, 5/15/29	10,529	11,461,392

2.625%, 2/15/29(2)	8,964	9,925,307

2.875%, 5/15/28(2)	4,006	4,491,840

2.875%, 8/15/28(2)	5,210	5,850,576

3.125%, 11/15/28	7,534	8,608,640

		$54,304,350

Total U.S. Treasury Obligations (identified cost $120,923,802)		$111,708,655

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.0%
Description	Units/Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	16,050,897	$16,050,897

State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(6)	16,313,680	16,313,680

Total Short-Term Investments (identified cost $32,364,577)		$32,364,577

Total Investments — 102.4% (identified cost $730,677,552)		$822,511,781

Other Assets, Less Liabilities — (2.4)%		$(19,200,758)

Net Assets — 100.0%		$803,311,023

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at February 28, 2021. The aggregate market value of securities on loan at February 28, 2021 was $44,049,554.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2021, the aggregate value of these securities is $1,643,100 or 0.2% of the Fund’s net assets.

(4)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2021.

(6)	Represents investment of cash collateral received in connection with securities lending.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value

United States	44.7%	$358,959,949

Japan	1.8	14,878,173

Switzerland	1.6	12,999,613

Brazil	1.5	12,419,367

Canada	1.3	10,431,469

Germany	1.2	9,298,437

France	1.1	8,986,740

Sweden	1.0	8,055,785

United Kingdom	0.9	7,516,483

Denmark	0.5	3,845,303

Spain	0.4	3,599,116

Ireland	0.4	3,054,413

Netherlands	0.4	2,950,175

Mexico	0.3	2,794,966

Australia	0.3	2,147,123

China	0.3	2,075,875

Luxembourg	0.2	1,749,143

Italy	0.2	1,619,574

New Zealand	0.2	1,582,229

Finland	0.2	1,355,723

Chile	0.1	828,521

Israel	0.1	808,444

South Korea	0.1	729,171

Exchange-Traded Funds	43.6	349,825,989

Total Investments	102.4%	$822,511,781

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2021

Unaffiliated investments, at value including $44,049,554 of securities on loan (identified cost, $714,626,655)	$806,460,884

Affiliated investment, at value (identified cost, $16,050,897)	16,050,897

Foreign currency, at value (identified cost, $1,440)	1,617

Dividends receivable	373,575

Interest receivable	432,077

Dividends receivable from affiliated investment	1,388

Receivable for investments sold	1,686,161

Receivable for Fund shares sold	3,340,513

Securities lending income receivable	5,515

Tax reclaims receivable	224,176

Total assets	$828,576,803

Liabilities

Collateral for securities loaned	$16,313,680

Payable for investments purchased	5,042,400

Payable for Fund shares redeemed	3,012,017

Payable to affiliates:

Investment adviser and administration fee	515,527

Distribution and service fees	95,060

Accrued expenses	287,096

Total liabilities	$25,265,780

Net Assets	$803,311,023

Sources of Net Assets

Paid-in capital	$688,805,537

Distributable earnings	114,505,486

Total	$803,311,023

Class A Shares

Net Assets	$107,955,757

Shares Outstanding	7,051,586

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.31

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$16.24

Class C Shares

Net Assets	$94,477,342

Shares Outstanding	6,301,529

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$14.99

Class I Shares

Net Assets	$600,877,924

Shares Outstanding	39,082,918

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2021

Dividends (net of foreign taxes, $69,407)	$5,869,931

Non-cash dividends	433,679

Interest	678,081

Dividends from affiliated investment	21,752

Securities lending income, net	31,226

Total investment income	$7,034,669

Expenses

Investment adviser and administration fee	$3,186,361

Distribution and service fees

Class A	125,910

Class C	489,360

Trustees’ fees and expenses	19,889

Custodian fee	105,715

Transfer and dividend disbursing agent fees	174,630

Legal and accounting services	35,017

Printing and postage	24,842

Registration fees	28,901

Miscellaneous	24,006

Total expenses	$4,214,631

Net investment income	$2,820,038

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$24,343,352

Investment transactions — affiliated investment	485

Foreign currency transactions	(207,229)

Net realized gain	$24,136,608

Change in unrealized appreciation (depreciation) —

Investments	$4,809,297

Investments — affiliated investment	(485)

Foreign currency	(7,772)

Net change in unrealized appreciation (depreciation)	$4,801,040

Net realized and unrealized gain	$28,937,648

Net increase in net assets from operations	$31,757,686

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

From operations —

Net investment income	$2,820,038	$4,738,314

Net realized gain	24,136,608	22,420,859

Net change in unrealized appreciation (depreciation)	4,801,040	40,821,808

Net increase in net assets from operations	$31,757,686	$67,980,981

Distributions to shareholders —

Class A	$(2,975,278)	$(3,202,531)

Class C	(2,138,197)	(4,129,164)

Class I	(17,709,120)	(20,042,888)

Total distributions to shareholders	$(22,822,595)	$(27,374,583)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$16,395,418	$32,264,614

Class C	7,861,807	19,027,947

Class I	105,911,296	192,018,296

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,784,346	2,290,521

Class C	1,588,915	2,643,861

Class I	12,285,864	12,596,767

Cost of shares redeemed

Class A	(12,558,443)	(19,598,825)

Class C	(14,172,401)	(45,389,523)

Class I	(70,558,765)	(155,773,403)

Net asset value of shares converted

Class A	3,377,558	1,800,943

Class C	(3,377,558)	(1,800,943)

Net increase in net assets from Fund share transactions	$48,538,037	$40,080,255

Net increase in net assets	$57,473,128	$80,686,653

Net Assets

At beginning of period	$745,837,895	$665,151,242

At end of period	$803,311,023	$745,837,895

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Financial Highlights

	Class A

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$15.140		$14.370	$15.110	$14.330	$13.060	$12.250

Income (Loss) From Operations

Net investment income(1)	$0.049		$0.097	$0.161	$0.157	$0.156	$0.150

Net realized and unrealized gain (loss)	0.568		1.284	(0.542)	0.934	1.176	0.824

Total income (loss) from operations	$0.617		$1.381	$(0.381)	$1.091	$1.332	$0.974

Less Distributions

From net investment income	$(0.084)		$(0.191)	$(0.071)	$(0.154)	$(0.062)	$(0.164)

From net realized gain	(0.363)		(0.420)	(0.288)	(0.157)	—	—

Total distributions	$(0.447)		$(0.611)	$(0.359)	$(0.311)	$(0.062)	$(0.164)

Net asset value — End of period	$15.310		$15.140	$14.370	$15.110	$14.330	$13.060

Total Return(2)	4.11	%(3)	9.93%	(2.43)%	7.67%	10.24%	8.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$107,956		$97,873	$76,453	$87,728	$84,551	$91,816

Ratios (as a percentage of average daily net assets):

Expenses	1.19	%(4)	1.21%	1.22%	1.20%	1.26%	1.30%

Net investment income	0.65	%(4)	0.68%	1.14%	1.05%	1.15%	1.20%

Portfolio Turnover	53	%(3)	70%	85%	44%	41%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Financial Highlights — continued

	Class C

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$14.780		$14.030	$14.790	$14.030	$12.830	$12.040

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.008)		$(0.010)	$0.054	$0.045	$0.053	$0.058

Net realized and unrealized gain (loss)	0.547		1.258	(0.531)	0.920	1.147	0.802

Total income (loss) from operations	$0.539		$1.248	$(0.477)	$0.965	$1.200	$0.860

Less Distributions

From net investment income	$—		$(0.078)	$—	$(0.048)	$—	$(0.070)

From net realized gain	(0.329)		(0.420)	(0.283)	(0.157)	—	—

Total distributions	$(0.329)		$(0.498)	$(0.283)	$(0.205)	$—	$(0.070)

Net asset value — End of period	$14.990		$14.780	$14.030	$14.790	$14.030	$12.830

Total Return(2)	3.67	%(3)	9.14%	(3.16)%	6.91%	9.35%	7.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$94,477		$101,075	$121,049	$141,787	$124,228	$134,720

Ratios (as a percentage of average daily net assets):

Expenses	1.94	%(4)	1.96%	1.97%	1.95%	2.01%	2.05%

Net investment income (loss)	(0.11	)%(4)	(0.07)%	0.39%	0.31%	0.40%	0.48%

Portfolio Turnover	53	%(3)	70%	85%	44%	41%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Financial Highlights — continued

	Class I

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$15.220		$14.440	$15.190	$14.390	$13.130	$12.310

Income (Loss) From Operations

Net investment income(1)	$0.068		$0.133	$0.199	$0.196	$0.192	$0.184

Net realized and unrealized gain (loss)	0.561		1.294	(0.552)	0.952	1.164	0.833

Total income (loss) from operations	$0.629		$1.427	$(0.353)	$1.148	$1.356	$1.017

Less Distributions

From net investment income	$(0.116)		$(0.227)	$(0.109)	$(0.191)	$(0.096)	$(0.197)

From net realized gain	(0.363)		(0.420)	(0.288)	(0.157)	—	—

Total distributions	$(0.479)		$(0.647)	$(0.397)	$(0.348)	$(0.096)	$(0.197)

Net asset value — End of period	$15.370		$15.220	$14.440	$15.190	$14.390	$13.130

Total Return(2)	4.23	%(3)	10.24%	(2.22)%	8.04%	10.40%	8.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$600,878		$546,890	$467,649	$563,130	$415,089	$274,566

Ratios (as a percentage of average daily net assets):

Expenses	0.94	%(4)	0.96%	0.97%	0.95%	1.01%	1.05%

Net investment income	0.90	%(4)	0.92%	1.40%	1.32%	1.40%	1.47%

Portfolio Turnover	53	%(3)	70%	85%	44%	41%	51%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are

19

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the expenses of the exchange-traded funds in which it invests.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

20

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$730,639,622

Gross unrealized appreciation	$107,278,452

Gross unrealized depreciation	(15,406,293)

Net unrealized appreciation	$91,872,159

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million, 0.80% on net assets of $500 million but less than $1 billion and at reduced rates on average daily net assets of $1 billion or more, and is payable monthly. For the six months ended February 28, 2021, the investment adviser and administration fee amounted to $3,186,361 or 0.83% (annualized) of the Fund’s average daily net assets.

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement with EVM and EVM entered into a new investment sub-advisory agreement with RBA (the “New Agreements”). The New Agreements took effect on March 1, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2021, EVM earned $385 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,142 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2021 amounted to $125,910 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2021, the Fund paid or accrued to EVD $367,020 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2021 amounted to $122,340 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is

21

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2021, the Fund was informed that EVD received approximately $3,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2021 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$329,146,751	$279,494,351

U.S. Government and Agency Securities	121,930,954	112,489,547

	$451,077,705	$391,983,898

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

Sales	1,075,510	2,224,775

Issued to shareholders electing to receive payments of distributions in Fund shares	117,856	162,795

Redemptions	(826,856)	(1,369,666)

Converted from Class C shares	220,592	126,134

Net increase	587,102	1,144,038

Class C	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

Sales	529,335	1,369,490

Issued to shareholders electing to receive payments of distributions in Fund shares	106,998	191,584

Redemptions	(949,295)	(3,220,026)

Converted to Class A shares	(226,012)	(128,967)

Net decrease	(538,974)	(1,787,919)

Class I	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

Sales	6,940,682	13,591,031

Issued to shareholders electing to receive payments of distributions in Fund shares	808,813	892,755

Redemptions	(4,610,505)	(10,928,776)

Net increase	3,138,990	3,555,010

22

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2021.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At February 28, 2021, the value of the securities loaned, including accrued interest, and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $44,071,006 and $45,230,161, respectively. Collateral received was comprised of cash of $16,313,680 and U.S. government and/or agencies securities of $28,916,481. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2021.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$1,108,285	$—	$—	$—	$1,108,285

Exchange-Traded Funds	15,205,395				15,205,395

Total	$16,313,680	$—	$—	$—	$16,313,680

The carrying amount of the liability for collateral for securities loaned at February 28, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2021.

23

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

10  Investments in Affiliated Funds

At February 28, 2021, the value of the Fund’s investment in affiliated funds was $16,050,897, which represents 2.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended February 28, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$43,481,868	$61,284,184	$(88,715,155)	$485	$(485)	$16,050,897	$21,752	16,050,897

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$16,618,626	$3,479,733		$—	$20,098,359

Consumer Discretionary	23,508,427	8,325,873		—	31,834,300

Consumer Staples	14,425,025	9,297,489		—	23,722,514

Energy	20,600,760	5,036,047		—	25,636,807

Financials	59,329,040	7,187,981		—	66,517,021

Health Care	29,976,032	8,508,932		—	38,484,964

Industrials	29,382,172	12,786,087		—	42,168,259

Information Technology	43,599,588	6,682,469		—	50,282,057

Materials	7,696,282	19,915,354		—	27,611,636

Real Estate	727,396	1,060,635		—	1,788,031

Utilities	—	468,612		—	468,612

Total Common Stocks	$245,863,348	$82,749,212	*	$—	$328,612,560

Exchange-Traded Funds	$349,825,989	$—		$—	$349,825,989

U.S. Treasury Obligations	—	111,708,655		—	111,708,655

Short-Term Investments	16,313,680	16,050,897		—	32,364,577

Total Investments	$612,003,017	$210,508,764		$—	$822,511,781

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

24

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States. Evidence of ownership of certain foreign investments may be held outside the United States, and the Fund may be subject to the risks associated with the holding of such property overseas. Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities. Trading in certain foreign markets is also subject to liquidity risk. Political events in foreign countries may cause market disruptions.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

25

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Richard Bernstein All Asset Strategy Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 for the following purposes: (1) to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as the Fund’s investment adviser and administrator (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Richard Bernstein Advisors LLC to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	32,675,286.900	111,078.913	507,575.774	0

Proposal 2	32,660,841.527	116,857.265	516,242.795	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

26

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Richard Bernstein All Asset Strategy Fund.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Richard Bernstein All Asset Strategy Fund	Eaton Vance Management	Richard Bernstein Advisors LLC

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

27

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

28

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

29

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any

30

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

31

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

* Interested Trustee

32

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

33

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

34

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7781    2.28.21

Eaton Vance

Richard Bernstein Equity Strategy Fund

Semiannual Report

February 28, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2021

Eaton Vance

Richard Bernstein Equity Strategy Fund

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Performance1,2

Portfolio Managers Richard Bernstein, Matthew Griswold, CFA, and Henry Timmons, CFA, each of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	10/12/2010	10/12/2010	10.12%	28.08%	13.14%	8.47%
Class A with 5.75% Maximum Sales Charge	—	—	3.78	20.68	11.81	7.83
Class C at NAV	10/12/2010	10/12/2010	9.75	27.11	12.29	7.66
Class C with 1% Maximum Sales Charge	—	—	8.75	26.11	12.29	7.66
Class I at NAV	10/12/2010	10/12/2010	10.32	28.37	13.42	8.74

MSCI ACWI Index	—	—	13.04%	30.25%	14.23%	8.84%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				1.32%	2.07%	1.07%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Fund Profile

Country Allocation (% of net assets)4

Equity Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)5

iShares MSCI China ETF	5.7%

Apple, Inc.	3.4

Microsoft Corp.	2.7

iShares MSCI Taiwan ETF	2.5

iShares MSCI South Korea ETF	2.3

Amazon.com, Inc.	2.2

Alphabet, Inc., Class A	1.0

Facebook, Inc., Class A	0.9

Alphabet, Inc., Class C	0.9

JPMorgan Chase & Co.	0.9

Total	22.5%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Endnotes and Additional Disclosures

[1]

MSCI ACWI Index is an unmanaged free-float-adjusted market- capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Fund may obtain exposure to certain market segments through investments in exchange-traded funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 – February 28, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/20)	Ending Account Value (2/28/21)	Expenses Paid During Period* (9/1/20 – 2/28/21)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,101.20	$6.46	1.24%
Class C	$1,000.00	$1,097.50	$10.35	1.99%
Class I	$1,000.00	$1,103.20	$5.16	0.99%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.21	1.24%
Class C	$1,000.00	$1,014.90	$9.94	1.99%
Class I	$1,000.00	$1,019.90	$4.96	0.99%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2020.

5

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 88.3%
Security	Shares	Value

Aerospace & Defense — 0.8%

Cubic Corp.	42,478	$2,950,097

Embraer S.A.(1)	1,014,200	2,213,280

Thales S.A.	12,529	1,186,619

		$6,349,996

Air Freight & Logistics — 1.3%

C.H. Robinson Worldwide, Inc.	17,404	$1,581,153

Expeditors International of Washington, Inc.	19,904	1,827,983

FedEx Corp.	8,076	2,055,342

Hub Group, Inc., Class A(1)	47,895	2,757,794

United Parcel Service, Inc., Class B	17,938	2,831,155

		$11,053,427

Airlines — 1.2%

Alaska Air Group, Inc.	34,123	$2,218,677

Gol Linhas Aereas Inteligentes S.A., PFC Shares(1)	391,600	1,511,421

SkyWest, Inc.	76,480	4,311,178

Southwest Airlines Co.	40,514	2,355,079

		$10,396,355

Auto Components — 0.2%

Cie Generale des Etablissements Michelin SCA	13,654	$1,974,244

		$1,974,244

Automobiles — 0.8%

Tesla, Inc.(1)	9,885	$6,677,318

		$6,677,318

Banks — 10.0%

Ameris Bancorp	37,992	$1,809,939

Atlantic Union Bankshares Corp.	46,133	1,694,465

BancorpSouth Bank	56,300	1,692,378

Bank of America Corp.	81,541	2,830,288

BankUnited, Inc.	43,563	1,750,797

Banner Corp.	32,830	1,699,937

Cadence Bancorp, Class A	257,428	5,282,423

Cathay General Bancorp	71,898	2,706,241

CIT Group, Inc.	42,408	1,923,203

Columbia Banking System, Inc.	40,398	1,789,227

Community Bank System, Inc.	30,086	2,141,822

CVB Financial Corp.	78,936	1,690,020

First BanCorp/Puerto Rico	276,632	2,901,870

Security	Shares	Value

Banks (continued)

First Financial Bancorp	82,708	$1,855,140

First Horizon Corp.	112,713	1,825,951

First Midwest Bancorp, Inc.	102,659	2,030,595

Fulton Financial Corp.	114,617	1,770,833

Glacier Bancorp, Inc.	40,247	2,181,387

Hancock Whitney Corp.	42,345	1,598,524

Hilltop Holdings, Inc.	51,451	1,699,941

Home BancShares, Inc.	83,567	2,042,378

Independent Bank Corp.	21,394	1,829,401

Independent Bank Group, Inc.	25,489	1,776,328

Investors Bancorp, Inc.	170,251	2,271,148

JPMorgan Chase & Co.	48,155	7,086,971

Old National Bancorp	124,003	2,248,174

Pacific Premier Bancorp, Inc.	51,132	2,060,620

Renasant Corp.	89,127	3,500,909

Seacoast Banking Corp of Florida(1)	50,727	1,823,636

Simmons First National Corp., Class A	64,012	1,874,271

South State Corp.	21,077	1,662,132

Sumitomo Mitsui Financial Group, Inc.	56,300	1,987,693

U.S. Bancorp	37,916	1,895,800

UMB Financial Corp.	24,611	2,076,430

United Bankshares, Inc.	49,983	1,846,872

United Community Banks, Inc.	53,563	1,770,793

Valley National Bancorp	232,858	2,852,511

		$83,481,048

Beverages — 1.2%

Asahi Group Holdings, Ltd.	35,500	$1,549,827

Britvic PLC	136,160	1,539,500

Coca-Cola Co. (The)	65,853	3,226,139

PepsiCo, Inc.	26,321	3,400,410

		$9,715,876

Biotechnology — 0.7%

Amgen, Inc.	13,030	$2,930,707

CSL, Ltd.	9,551	1,946,482

Gilead Sciences, Inc.	14,614	897,300

		$5,774,489

Building Products — 0.4%

Daikin Industries, Ltd.	8,000	$1,559,111

Kingspan Group PLC(1)	25,698	1,863,942

		$3,423,053

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Capital Markets — 0.7%

BlackRock, Inc.	1,520	$1,055,640

Moody’s Corp.	6,984	1,919,832

Morgan Stanley	18,369	1,412,025

Partners Group Holding AG	1,400	1,676,176

		$6,063,673

Chemicals — 5.1%

Air Liquide S.A.	24,986	$3,762,766

Air Products and Chemicals, Inc.	8,502	2,173,281

Air Water, Inc.(2)	100,100	1,652,012

Akzo Nobel NV	14,153	1,463,559

Arkema S.A.	14,645	1,614,430

Asahi Kasei Corp.	170,600	1,850,775

BASF SE	22,436	1,835,509

Ecolab, Inc.	11,393	2,385,238

Ems-Chemie Holding AG	3,263	2,891,460

Givaudan S.A.	1,172	4,414,070

Linde PLC	14,715	3,594,433

Nippon Shokubai Co., Ltd.	26,400	1,409,952

NOF Corp.	41,700	2,203,884

Novozymes A/S, Class B	25,857	1,591,804

PPG Industries, Inc.	12,793	1,724,752

Shin-Etsu Chemical Co., Ltd.	13,700	2,245,351

Sika AG	14,489	3,831,463

Symrise AG	15,299	1,787,258

		$42,431,997

Commercial Services & Supplies — 0.2%

Securitas AB, Class B	123,582	$1,894,631

		$1,894,631

Communications Equipment — 0.3%

Cisco Systems, Inc.	51,887	$2,328,170

		$2,328,170

Construction & Engineering — 0.3%

Eiffage S.A.(1)	21,746	$2,235,162

		$2,235,162

Construction Materials — 0.4%

Cemex SAB de CV, Series CPO(1)	2,542,919	$1,685,879

CRH PLC	38,857	1,686,830

		$3,372,709

Security	Shares	Value

Consumer Finance — 1.2%

Aeon Financial Service Co., Ltd.(2)	101,800	$1,312,837

American Express Co.	12,901	1,744,989

Navient Corp.	353,362	4,374,622

PRA Group, Inc.(1)	62,911	2,318,899

		$9,751,347

Containers & Packaging — 1.1%

AptarGroup, Inc.	9,421	$1,225,390

Ball Corp.	31,934	2,726,844

Huhtamaki Oyj	34,360	1,543,959

Klabin S.A.(1)	308,700	1,623,316

Sonoco Products Co.	29,777	1,773,816

		$8,893,325

Diversified Financial Services — 0.3%

Berkshire Hathaway, Inc., Class B(1)	11,101	$2,669,902

		$2,669,902

Diversified Telecommunication Services — 0.7%

AT&T, Inc.	59,453	$1,658,144

Liberty Latin America, Ltd., Class C(1)	186,956	2,049,038

Swisscom AG	1,746	877,062

Verizon Communications, Inc.	22,653	1,252,711

		$5,836,955

Electrical Equipment — 0.6%

AMETEK, Inc.	13,315	$1,570,771

Eaton Corp. PLC	13,323	1,734,521

Emerson Electric Co.	20,763	1,783,542

		$5,088,834

Electronic Equipment, Instruments & Components — 1.1%

Amphenol Corp., Class A	13,874	$1,743,684

Canon Marketing Japan, Inc.	52,000	1,142,659

Hexagon AB, Class B	30,429	2,530,958

Kyocera Corp.	17,600	1,139,202

Sanmina Corp.(1)	77,527	2,761,512

		$9,318,015

Energy Equipment & Services — 1.4%

Halliburton Co.	166,136	$3,626,749

NOV, Inc.	96,990	1,464,549

Schlumberger NV	66,292	1,850,210

Technip Energies N.V. ADR(1)	85,677	1,085,527

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Energy Equipment & Services (continued)

TechnipFMC PLC	428,385	$3,521,325

		$11,548,360

Entertainment — 0.7%

Activision Blizzard, Inc.	15,826	$1,513,124

Netflix, Inc.(1)	3,633	1,957,642

Walt Disney Co. (The)(1)	13,142	2,484,364

		$5,955,130

Equity Real Estate Investment Trusts (REITs) — 0.2%

Primary Health Properties PLC	879,192	$1,862,992

		$1,862,992

Food & Staples Retailing — 0.9%

Costco Wholesale Corp.	4,976	$1,647,056

Loblaw Cos., Ltd.	42,809	2,063,080

Walgreens Boots Alliance, Inc.	21,476	1,029,345

Walmart, Inc.	22,939	2,980,235

		$7,719,716

Food Products — 1.9%

AAK AB	74,534	$1,597,090

Associated British Foods PLC(1)	51,739	1,715,800

Cranswick PLC	32,176	1,532,053

Kerry Group PLC, Class A	12,198	1,467,684

MEIJI Holdings Co., Ltd.	19,800	1,259,610

Nestle S.A.	48,581	5,070,332

Saputo, Inc.	88,320	2,487,340

Yakult Honsha Co., Ltd.	21,600	1,071,200

		$16,201,109

Health Care Equipment & Supplies — 4.3%

Abbott Laboratories	40,038	$4,795,752

Avanos Medical, Inc.(1)	49,041	2,254,905

Becton, Dickinson and Co.	10,916	2,632,393

Cooper Cos., Inc. (The)	6,148	2,373,927

Danaher Corp.	7,156	1,571,959

Edwards Lifesciences Corp.(1)	23,112	1,920,607

IDEXX Laboratories, Inc.(1)	5,396	2,806,837

Intuitive Surgical, Inc.(1)	3,682	2,712,898

Medtronic PLC	25,618	2,996,538

ResMed, Inc.	11,959	2,305,456

Siemens Healthineers AG(3)	46,046	2,551,684

STERIS PLC	13,681	2,391,439

Security	Shares	Value

Health Care Equipment & Supplies (continued)

Stryker Corp.	12,385	$3,005,716

Zimmer Biomet Holdings, Inc.	9,189	1,498,358

		$35,818,469

Health Care Providers & Services — 1.2%

Anthem, Inc.	7,993	$2,423,398

Centene Corp.(1)	25,709	1,505,005

Humana, Inc.	6,036	2,291,567

Quest Diagnostics, Inc.	8,630	997,542

UnitedHealth Group, Inc.	7,796	2,589,987

		$9,807,499

Health Care Technology — 0.3%

Cerner Corp.	31,317	$2,165,257

		$2,165,257

Hotels, Restaurants & Leisure — 1.1%

Evolution Gaming Group AB(3)	16,519	$2,059,831

McDonald’s Corp.	11,541	2,379,062

Resorttrust, Inc.	135,600	2,351,507

Starbucks Corp.	18,191	1,965,174

		$8,755,574

Household Durables — 0.5%

Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	318,300	$1,408,558

JM AB(2)	81,118	2,839,781

		$4,248,339

Household Products — 1.1%

Henkel AG & Co. KGaA	25,073	$2,220,707

Kimberly-Clark Corp.	9,787	1,255,966

Procter & Gamble Co. (The)	30,044	3,711,335

Reckitt Benckiser Group PLC	18,809	1,577,718

		$8,765,726

Industrial Conglomerates — 0.7%

3M Co.	10,984	$1,922,859

Siemens AG	14,387	2,226,551

Smiths Group PLC	73,039	1,495,758

		$5,645,168

Insurance — 4.3%

Aflac, Inc.	39,535	$1,893,331

Allianz SE	15,355	3,706,072

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)

Allstate Corp. (The)	9,993	$1,065,254

Aon PLC, Class A	7,862	1,790,256

Arthur J. Gallagher & Co.	16,854	2,019,109

ASR Nederland NV	78,080	3,262,215

AXA S.A.	103,320	2,598,317

Dai-ichi Life Holdings, Inc.	79,700	1,416,520

Marsh & McLennan Cos., Inc.	18,563	2,138,829

Muenchener Rueckversicherungs-Gesellschaft AG	9,951	2,927,150

Porto Seguro S.A.	180,900	1,407,057

Progressive Corp. (The)	30,987	2,663,333

Sampo Oyj, Class A	30,319	1,349,554

Swiss Life Holding AG	10,703	5,319,795

Travelers Cos., Inc. (The)	13,951	2,029,871

		$35,586,663

Interactive Media & Services — 2.8%

Alphabet, Inc., Class A(1)	4,293	$8,680,060

Alphabet, Inc., Class C(1)	3,545	7,220,669

Facebook, Inc., Class A(1)	28,989	7,468,146

		$23,368,875

Internet & Direct Marketing Retail — 2.8%

Alibaba Group Holding, Ltd. ADR(1)	13,001	$3,091,117

Amazon.com, Inc.(1)	5,946	18,390,562

Booking Holdings, Inc.(1)	645	1,501,889

		$22,983,568

IT Services — 3.1%

Amdocs, Ltd.	17,485	$1,325,538

Atos SE(1)	17,015	1,329,882

Automatic Data Processing, Inc.	12,580	2,189,171

Bechtle AG	7,756	1,460,492

Cognizant Technology Solutions Corp., Class A	21,873	1,607,228

Fidelity National Information Services, Inc.	11,831	1,632,678

Mastercard, Inc., Class A	2,700	955,395

Nexi SpA(1)(3)	101,631	1,818,741

Otsuka Corp.	23,700	1,100,953

Shopify, Inc., Class A(1)	2,661	3,447,486

Sopra Steria Group(1)	9,501	1,544,008

TIS, Inc.	58,900	1,226,147

Visa, Inc., Class A	21,878	4,646,668

Worldline S.A.(1)(3)	18,709	1,668,874

		$25,953,261

Security	Shares	Value

Life Sciences Tools & Services — 1.3%

Agilent Technologies, Inc.	21,312	$2,601,556

Illumina, Inc.(1)	5,736	2,520,456

Lonza Group AG	2,829	1,784,379

PerkinElmer, Inc.	11,214	1,413,973

Thermo Fisher Scientific, Inc.	4,656	2,095,572

		$10,415,936

Machinery — 1.3%

Knorr-Bremse AG	18,315	$2,332,458

Mueller Water Products, Inc., Class A	210,573	2,714,286

PACCAR, Inc.	20,379	1,854,285

Randon S.A. Implementos e Participacoes, PFC Shares	677,200	1,575,727

Stadler Rail AG(2)	49,361	2,462,590

		$10,939,346

Marine — 0.2%

Kirby Corp.(1)	23,917	$1,496,248

		$1,496,248

Media — 0.4%

Comcast Corp., Class A	43,528	$2,294,796

Fuji Media Holdings, Inc.	104,200	1,265,806

		$3,560,602

Metals & Mining — 1.1%

Acerinox S.A.	161,549	$1,872,589

Bradespar S.A., PFC Shares	126,900	1,423,385

Gerdau S.A., PFC Shares	378,900	1,749,071

Metalurgica Gerdau S.A., PFC Shares	917,700	1,896,250

Rio Tinto, Ltd.	21,173	2,077,494

		$9,018,789

Multiline Retail — 0.8%

Big Lots, Inc.(2)	42,783	$2,718,432

Dollar General Corp.	5,595	1,057,399

Dollarama, Inc.	34,863	1,326,744

Lojas Americanas S.A., PFC Shares	369,200	1,641,050

		$6,743,625

Oil, Gas & Consumable Fuels — 5.2%

Chevron Corp.	38,314	$3,831,400

CNX Resources Corp.(1)	209,332	2,639,677

ConocoPhillips	30,001	1,560,352

Cosan S.A.	109,200	1,586,110

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

EOG Resources, Inc.	24,578	$1,586,756

Exxon Mobil Corp.	103,330	5,618,052

Hess Corp.	56,250	3,686,062

Idemitsu Kosan Co., Ltd.	102,800	2,703,973

Kinder Morgan, Inc.	87,187	1,281,649

ONEOK, Inc.	32,144	1,423,658

Pioneer Natural Resources Co.	13,146	1,953,101

Repsol S.A.	382,582	4,815,866

Royal Dutch Shell PLC, Class B ADR	40,504	1,574,796

Suncor Energy, Inc.	214,683	4,262,957

Valero Energy Corp.	19,530	1,503,419

World Fuel Services Corp.	106,963	3,324,410

		$43,352,238

Paper & Forest Products — 0.4%

Duratex S.A.	427,900	$1,405,667

Mondi PLC	76,463	1,845,174

		$3,250,841

Personal Products — 0.7%

Beiersdorf AG	27,236	$2,691,110

Edgewell Personal Care Co.	63,184	1,932,799

Unilever PLC	23,093	1,203,777

		$5,827,686

Pharmaceuticals — 3.5%

Bayer AG	28,385	$1,724,138

Bristol-Myers Squibb Co.	36,600	2,244,678

Eli Lilly & Co.	13,203	2,705,163

Johnson & Johnson	41,881	6,636,463

Merck & Co., Inc.	25,096	1,822,471

Novartis AG	16,795	1,446,493

Novo Nordisk A/S, Class B	38,198	2,724,933

Pfizer, Inc.	92,426	3,095,347

Roche Holding AG PC	11,052	3,625,706

Sanofi	33,055	3,033,480

		$29,058,872

Professional Services — 0.7%

Korn Ferry	59,677	$3,673,119

Teleperformance	7,220	2,557,724

		$6,230,843

Security	Shares	Value

Real Estate Management & Development — 0.5%

BR Malls Participacoes S.A.(1)	965,600	$1,438,699

Iguatemi Empresa de Shopping Centers S.A.	259,900	1,463,161

Multiplan Empreendimentos Imobiliarios S.A.	424,500	1,490,696

		$4,392,556

Road & Rail — 2.9%

CSX Corp.	45,674	$4,181,455

Kansas City Southern	9,878	2,097,495

Knight-Swift Transportation Holdings, Inc.	35,817	1,547,294

Norfolk Southern Corp.	17,028	4,292,078

Old Dominion Freight Line, Inc.	9,839	2,113,122

Rumo S.A.(1)	676,700	2,185,552

Seino Holdings Co., Ltd.	87,400	1,228,884

Union Pacific Corp.	23,478	4,835,529

Werner Enterprises, Inc.	34,519	1,481,555

		$23,962,964

Semiconductors & Semiconductor Equipment — 1.7%

Applied Materials, Inc.	22,452	$2,653,602

ASML Holding NV	3,858	2,187,953

Intel Corp.	34,478	2,095,573

Micron Technology, Inc.(1)	23,030	2,107,936

NVIDIA Corp.	9,429	5,172,561

		$14,217,625

Software — 4.0%

Adobe, Inc.(1)	3,233	$1,486,113

Constellation Software, Inc.	1,075	1,391,874

Microsoft Corp.	95,286	22,142,561

Oracle Corp.	33,833	2,182,567

SAP SE	10,289	1,272,612

Topicus.com, Inc.(1)	1,999	103,767

TOTVS S.A.	304,700	1,706,129

Tyler Technologies, Inc.(1)	3,324	1,540,408

VMware, Inc., Class A(1)	8,115	1,121,574

		$32,947,605

Specialty Retail — 1.4%

Home Depot, Inc. (The)	16,642	$4,299,295

Industria de Diseno Textil S.A.	70,800	2,334,503

Petrobras Distribuidora S.A.	419,700	1,491,814

TJX Cos., Inc. (The)	18,374	1,212,500

WH Smith PLC(1)	87,180	2,325,004

		$11,663,116

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 3.6%

Apple, Inc.	234,631	$28,451,355

Samsung Electronics Co., Ltd. GDR	859	1,589,741

		$30,041,096

Textiles, Apparel & Luxury Goods — 0.4%

Alpargatas S.A., PFC Shares	216,700	$1,350,653

NIKE, Inc., Class B	14,363	1,935,845

		$3,286,498

Thrifts & Mortgage Finance — 0.7%

Capitol Federal Financial, Inc.	190,804	$2,539,601

WSFS Financial Corp.	58,380	3,102,313

		$5,641,914

Tobacco — 0.4%

British American Tobacco PLC	45,038	$1,563,952

Philip Morris International, Inc.	18,363	1,542,859

		$3,106,811

Trading Companies & Distributors — 0.7%

Brenntag SE	49,143	$3,807,938

Mitsui & Co., Ltd.	85,500	1,830,916

		$5,638,854

Transportation Infrastructure — 0.2%

CCR S.A.	899,300	$1,805,276

		$1,805,276

Wireless Telecommunication Services — 0.3%

SoftBank Group Corp.	27,700	$2,585,226

		$2,585,226

Total Common Stocks (identified cost $513,155,905)		$734,300,799

Exchange-Traded Funds (4) — 10.5%
Security	Shares	Value

Equity Funds — 10.5%

iShares MSCI China ETF(2)	544,052	$47,392,370

iShares MSCI South Korea ETF	220,000	19,353,400

iShares MSCI Taiwan ETF	360,000	21,042,000

Total Exchange-Traded Funds (identified cost $76,010,142)		$87,787,770

Short-Term Investments — 5.4%
Description	Units/Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	5,512,470	$5,512,470

State Street Navigator Securities Lending Government Money Market Portfolio, 0.05%(6)	39,206,952	39,206,952

Total Short-Term Investments (identified cost $44,719,422)		$44,719,422

Total Investments — 104.2% (identified cost $633,885,469)		$866,807,991

Other Assets, Less Liabilities — (4.2)%		$(34,890,029)

Net Assets — 100.0%		$831,917,962

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at February 28, 2021. The aggregate market value of securities on loan at February 28, 2021 was $54,296,615.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2021, the aggregate value of these securities is $8,099,130 or 1.0% of the Fund’s net assets.

(4)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940, as amended, in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2021.

(6)	Represents investment of cash collateral received in connection with securities lending.

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value

United States	63.4%	$526,502,841

Japan	4.3	36,094,045

Switzerland	4.0	33,399,526

Brazil	3.9	32,372,872

Germany	3.7	30,543,679

France	3.0	24,591,033

United Kingdom	2.9	23,777,486

Canada	1.8	15,083,248

Sweden	1.3	10,922,291

Spain	1.1	9,022,958

Netherlands	1.0	8,488,523

Ireland	0.8	6,752,977

Denmark	0.5	4,316,737

Australia	0.5	4,023,976

China	0.4	3,091,117

Finland	0.3	2,893,513

Chile	0.2	2,049,038

Italy	0.2	1,818,741

Mexico	0.2	1,685,879

South Korea	0.2	1,589,741

Exchange-Traded Funds	10.5	87,787,770

Total Investments	104.2%	$866,807,991

Abbreviations:

ADR	–	American Depositary Receipt

GDR	–	Global Depositary Receipt

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2021

Unaffiliated investments, at value including $54,296,615 of securities on loan (identified cost, $628,372,999)	$861,295,521

Affiliated investment, at value (identified cost, $5,512,470)	5,512,470

Foreign currency, at value (identified cost, $185,184)	184,057

Dividends receivable	774,322

Dividends receivable from affiliated investment	181

Receivable for investments sold	3,928,025

Receivable for Fund shares sold	1,473,179

Securities lending income receivable	11,010

Tax reclaims receivable	334,402

Total assets	$873,513,167

Liabilities

Collateral for securities loaned	$39,206,952

Payable for Fund shares redeemed	1,443,658

Payable to affiliates:

Investment adviser and administration fee	568,539

Distribution and service fees	79,315

Accrued expenses	296,741

Total liabilities	$41,595,205

Net Assets	$831,917,962

Sources of Net Assets

Paid-in capital	$544,316,091

Distributable earnings	287,601,871

Total	$831,917,962

Class A Shares

Net Assets	$178,941,048

Shares Outstanding	9,339,464

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$19.16

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$20.33

Class C Shares

Net Assets	$55,781,916

Shares Outstanding	2,963,753

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$18.82

Class I Shares

Net Assets	$597,194,998

Shares Outstanding	31,140,031

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$19.18

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2021

Dividends (net of foreign taxes, $124,151)	$6,124,147

Dividends from affiliated investment	13,569

Securities lending income, net	49,489

Other income	154,996

Total investment income	$6,342,201

Expenses

Investment adviser and administration fee	$3,472,730

Distribution and service fees

Class A	204,888

Class C	305,265

Trustees’ fees and expenses	20,907

Custodian fee	105,309

Transfer and dividend disbursing agent fees	174,125

Legal and accounting services	32,986

Printing and postage	18,524

Registration fees	33,463

Miscellaneous	33,515

Total expenses	$4,401,712

Net investment income	$1,940,489

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$54,835,334

Investment transactions — affiliated investment	72

Foreign currency transactions	(811,753)

Net realized gain	$54,023,653

Change in unrealized appreciation (depreciation) —

Investments	$22,592,310

Investments — affiliated investment	(73)

Foreign currency	(18,825)

Net change in unrealized appreciation (depreciation)	$22,573,412

Net realized and unrealized gain	$76,597,065

Net increase in net assets from operations	$78,537,554

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

From operations —

Net investment income	$1,940,489	$4,703,519

Net realized gain	54,023,653	25,220,961

Net change in unrealized appreciation (depreciation)	22,573,412	92,984,743

Net increase in net assets from operations	$78,537,554	$122,909,223

Distributions to shareholders —

Class A	$(4,144,424)	$(9,807,505)

Class C	(1,207,416)	(9,544,225)

Class I	(15,176,052)	(45,268,987)

Total distributions to shareholders	$(20,527,892)	$(64,620,717)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$14,180,150	$56,080,878

Class C	2,456,448	7,985,404

Class I	56,162,831	131,892,239

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,069,861	6,332,662

Class C	941,717	4,912,453

Class I	7,225,360	22,002,483

Cost of shares redeemed

Class A	(14,651,525)	(35,046,924)

Class C	(10,796,102)	(73,303,177)

Class I	(56,594,180)	(189,061,756)

Net asset value of shares converted

Class A	8,742,853	1,647,017

Class C	(8,742,853)	(1,647,017)

Net increase (decrease) in net assets from Fund share transactions	$994,560	$(68,205,738)

Net increase (decrease) in net assets	$59,004,222	$(9,917,232)

Net Assets

At beginning of period	$772,913,740	$782,830,972

At end of period	$831,917,962	$772,913,740

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Financial Highlights

	Class A

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$17.830		$16.500	$17.590	$16.720	$14.810	$13.940

Income (Loss) From Operations

Net investment income(1)	$0.034		$0.093	$0.100	$0.082	$0.115	$0.161

Net realized and unrealized gain (loss)	1.752		2.675	(0.386)	1.731	2.290	0.995

Total income (loss) from operations	$1.786		$2.768	$(0.286)	$1.813	$2.405	$1.156

Less Distributions

From net investment income	$(0.084)		$(0.155)	$(0.003)	$(0.045)	$(0.120)	$(0.286)

From net realized gain	(0.372)		(1.283)	(0.801)	(0.898)	(0.375)	—

Total distributions	$(0.456)		$(1.438)	$(0.804)	$(0.943)	$(0.495)	$(0.286)

Net asset value — End of period	$19.160		$17.830	$16.500	$17.590	$16.720	$14.810

Total Return(2)	10.12	%(3)	17.89%	(1.29)%	11.01%	16.63%	8.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$178,941		$156,477	$117,095	$138,250	$144,164	$172,992

Ratios (as a percentage of average daily net assets):

Expenses	1.24	%(4)	1.26%	1.26%	1.23%	1.25%	1.26%

Net investment income	0.38	%(4)	0.57%	0.62%	0.47%	0.74%	1.15%

Portfolio Turnover	24	%(3)	29%	69%	43%	24%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Financial Highlights — continued

	Class C

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$17.500		$16.210	$17.350	$16.500	$14.610	$13.750

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.035)		$(0.025)	$(0.020)	$(0.047)	$(0.001)	$0.057

Net realized and unrealized gain (loss)	1.727		2.617	(0.386)	1.703	2.267	0.981

Total income (loss) from operations	$1.692		$2.592	$(0.406)	$1.656	$2.266	$1.038

Less Distributions

From net investment income	$—		$(0.019)	$—	$—	$(0.001)	$(0.178)

From net realized gain	(0.372)		(1.283)	(0.734)	(0.806)	(0.375)	—

Total distributions	$(0.372)		$(1.302)	$(0.734)	$(0.806)	$(0.376)	$(0.178)

Net asset value — End of period	$18.820		$17.500	$16.210	$17.350	$16.500	$14.610

Total Return(2)	9.75	%(3)	16.96%	(2.05)%	10.15%	15.80%	7.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$55,782		$67,549	$124,789	$163,931	$164,218	$189,050

Ratios (as a percentage of average daily net assets):

Expenses	1.99	%(4)	2.01%	2.01%	1.98%	2.00%	2.01%

Net investment income (loss)	(0.39	)%(4)	(0.16)%	(0.13)%	(0.27)%	(0.01)%	0.41%

Portfolio Turnover	24	%(3)	29%	69%	43%	24%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Financial Highlights — continued

	Class I

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period	$17.850		$16.530	$17.630	$16.760	$14.840	$13.970

Income (Loss) From Operations

Net investment income(1)	$0.057		$0.134	$0.141	$0.128	$0.156	$0.201

Net realized and unrealized gain (loss)	1.764		2.667	(0.393)	1.730	2.300	0.995

Total income (loss) from operations	$1.821		$2.801	$(0.252)	$1.858	$2.456	$1.196

Less Distributions

From net investment income	$(0.119)		$(0.198)	$(0.047)	$(0.090)	$(0.161)	$(0.326)

From net realized gain	(0.372)		(1.283)	(0.801)	(0.898)	(0.375)	—

Total distributions	$(0.491)		$(1.481)	$(0.848)	$(0.988)	$(0.536)	$(0.326)

Net asset value — End of period	$19.180		$17.850	$16.530	$17.630	$16.760	$14.840

Total Return(2)	10.32	%(3)	18.11%	(1.06)%	11.27%	16.99%	8.67%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$597,195		$548,888	$540,946	$722,505	$597,452	$485,693

Ratios (as a percentage of average daily net assets):

Expenses	0.99	%(4)	1.01%	1.01%	0.98%	1.00%	1.01%

Net investment income	0.62	%(4)	0.83%	0.87%	0.74%	1.00%	1.43%

Portfolio Turnover	24	%(3)	29%	69%	43%	24%	57%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (common stocks and exchange-traded funds) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. During the six months ended February 28, 2021, the Fund received approximately $155,000 from Finland for previously withheld foreign taxes and interest thereon. Such amount is included in other income on the Statement of Operations. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

19

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expenses do not include the Fund’s pro rata share of the expenses of the exchange-traded funds in which it invests.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$634,142,507

Gross unrealized appreciation	$241,238,262

Gross unrealized depreciation	(8,572,778)

Net unrealized appreciation	$232,665,484

20

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million, 0.85% on net assets of $500 million but less than $1 billion, 0.825% on net assets of $1 billion but less than $2.5 billion and at reduced rates on average daily net assets of $2.5 billion or more, and is payable monthly. For the six months ended February 28, 2021, the investment adviser and administration fee amounted to $3,472,730 or 0.88% (annualized) of the Fund’s average daily net assets.

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory and administrative agreement with EVM and EVM entered into a new investment sub-advisory agreement with RBA (the “New Agreements”). The New Agreements took effect on March 1, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2021, EVM earned $527 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,533 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2021. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2021 amounted to $204,888 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2021, the Fund paid or accrued to EVD $228,949 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2021 amounted to $76,316 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2021, the Fund was informed that EVD received approximately $400 and $700 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $187,196,586 and $180,707,541, respectively, for the six months ended February 28, 2021.

21

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

Sales	764,620	3,390,625

Issued to shareholders electing to receive payments of distributions in Fund shares	112,554	400,801

Redemptions	(790,050)	(2,212,581)

Converted from Class C shares	474,329	101,728

Net increase	561,453	1,680,573

Class C	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

Sales	135,569	507,083

Issued to shareholders electing to receive payments of distributions in Fund shares	52,029	314,901

Redemptions	(599,295)	(4,558,084)

Converted to Class A shares	(483,552)	(103,424)

Net decrease	(895,249)	(3,839,524)

Class I	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

Sales	3,087,928	8,674,234

Issued to shareholders electing to receive payments of distributions in Fund shares	392,683	1,393,444

Redemptions	(3,084,505)	(12,056,796)

Net increase (decrease)	396,106	(1,989,118)

8   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2021.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State

22

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At February 28, 2021, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $54,296,615 and $56,378,174, respectively. Collateral received was comprised of cash of $39,206,952 and U.S. government and/or agencies securities of $17,171,222. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2021.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks	$4,259,232	$—	$—	$—	$4,259,232

Exchange-Traded Funds	34,947,720				34,947,720

Total	$39,206,952	$—	$—	$—	$39,206,952

The carrying amount of the liability for collateral for securities loaned at February 28, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at February 28, 2021.

10  Investments in Affiliated Funds

At February 28, 2021, the value of the Fund’s investment in affiliated funds was $5,512,470, which represents 0.7% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended February 28, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$34,771,375	$59,038,743	$(88,297,647)	$72	$(73)	$5,512,470	$13,569	5,512,470

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

At February 28, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$36,578,694	$4,728,094		$—	$41,306,788

Consumer Discretionary	52,447,412	13,884,870		—	66,332,282

Consumer Staples	25,276,564	26,060,360		—	51,336,924

Energy	47,380,759	7,519,839		—	54,900,598

Financials	117,638,218	25,556,329		—	143,194,547

Health Care	74,203,227	18,837,295		—	93,040,522

Industrials	69,477,873	26,682,284		—	96,160,157

Information Technology	94,793,550	20,012,222		—	114,805,772

Materials	25,387,322	41,580,339		—	66,967,661

Real Estate	4,392,556	1,862,992		—	6,255,548

Total Common Stocks	$547,576,175	$186,724,624	*	$—	$734,300,799

Exchange-Traded Funds	$87,787,770	$—		$—	$87,787,770

Short-Term Investments	39,206,952	5,512,470		—	44,719,422

Total Investments	$674,570,897	$192,237,094		$—	$866,807,991

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States. Evidence of ownership of certain foreign investments may be held outside the United States, and the Fund may be subject to the risks associated with the holding of such property overseas. Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities. Trading in certain foreign markets is also subject to liquidity risk. Political events in foreign countries may cause market disruptions.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

24

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Richard Bernstein Equity Strategy Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 for the following purposes: (1) to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as the Fund’s investment adviser and administrator (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Richard Bernstein Advisors LLC to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	26,279,692.112	171,557.974	530,888.828	0

Proposal 2	26,264,670.353	185,714.021	531,754.540	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

25

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Richard Bernstein Equity Strategy Fund.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Richard Bernstein Equity Strategy Fund	Eaton Vance Management	Richard Bernstein Advisors LLC

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

26

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

27

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the

28

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

29

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

30

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

31

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

32

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

33

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

34

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 36th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7773    2.28.21

Eaton Vance

Worldwide Health Sciences Fund

Semiannual Report

February 28, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2021

Eaton Vance

Worldwide Health Sciences Fund

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Performance1,2

Portfolio Managers Jason Kritzer, CFA, of Eaton Vance Management and Samantha Pandolfi, CFA, of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	07/26/1985	07/26/1985	2.74%	20.69%	11.11%	13.10%
Class A with 5.75% Maximum Sales Charge	—	—	–3.20	13.79	9.80	12.43
Class C at NAV	01/05/1998	07/26/1985	2.37	19.76	10.25	12.24
Class C with 1% Maximum Sales Charge	—	—	1.41	18.76	10.25	12.24
Class I at NAV	10/01/2009	07/26/1985	2.91	21.01	11.39	13.39
Class R at NAV	09/08/2003	07/26/1985	2.62	20.31	10.83	12.83

MSCI World Health Care Index	—	—	3.59%	21.52%	11.58%	12.82%
S&P 500® Index	—	—	9.74	31.29	16.81	13.42

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R

Gross			1.27%	2.02%	1.02%	1.52%
Net			1.23	1.98	0.98	1.48

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Fund Profile

Common Stock Sector Allocation (% of net assets)

Country Allocation (% of net assets)

Top 10 Holdings (% of net assets)4

Johnson & Johnson	8.0%

UnitedHealth Group, Inc.	6.3

Eli Lilly & Co.	4.6

AbbVie, Inc.	4.3

Thermo Fisher Scientific, Inc.	4.0

Roche Holding AG PC	4.0

Merck & Co., Inc.	3.8

Abbott Laboratories	3.8

Medtronic PLC	3.7

Sanofi	3.4

Total	45.9%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Endnotes and Additional Disclosures

[1]

MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2020 – February 28, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/20)	Ending Account Value (2/28/21)	Expenses Paid During Period* (9/1/20 – 2/28/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,027.40	$6.23	**	1.24%
Class C	$1,000.00	$1,023.70	$9.99	**	1.99%
Class I	$1,000.00	$1,029.10	$4.98	**	0.99%
Class R	$1,000.00	$1,026.20	$7.49	**	1.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.21	**	1.24%
Class C	$1,000.00	$1,014.90	$9.94	**	1.99%
Class I	$1,000.00	$1,019.90	$4.96	**	0.99%
Class R	$1,000.00	$1,017.40	$7.45	**	1.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2020.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.6%
Security	Shares	Value

Biotechnology — 13.2%

AbbVie, Inc.	419,596	$45,207,273

Abcam PLC	237,947	5,627,567

Agility Private Capital II, LLC(1)	247,646	5,278,723

Amgen, Inc.	24,251	5,454,535

Argenx SE ADR(2)	14,886	4,922,502

Biogen, Inc.(2)	20,508	5,596,223

Blueprint Medicines Corp.(2)	51,234	5,032,204

CSL, Ltd.	119,726	24,400,010

Incyte Corp.(2)	90,483	7,117,393

Neurocrine Biosciences, Inc.(2)	129,210	14,149,787

Vertex Pharmaceuticals, Inc.(2)	73,771	15,680,026

		$138,466,243

Health Care Distributors — 0.7%

Apria, Inc.(2)	209,956	$4,522,452

Galenica AG(3)	50,872	3,273,584

		$7,796,036

Health Care Equipment — 20.7%

Abbott Laboratories	335,788	$40,220,687

Boston Scientific Corp.(2)	668,988	25,943,355

Danaher Corp.	81,747	17,957,363

Edwards Lifesciences Corp.(2)	216,859	18,020,983

Fisher & Paykel Healthcare Corp., Ltd.	306,830	6,524,621

Inari Medical, Inc.(2)	37,326	3,904,300

Intuitive Surgical, Inc.(2)	36,257	26,714,157

Medtronic PLC	336,513	39,361,926

Ortho Clinical Diagnostics Holdings PLC(2)	388,099	6,714,113

Straumann Holding AG	9,060	10,941,425

Tandem Diabetes Care, Inc.(2)	63,011	6,048,426

Teleflex, Inc.	36,830	14,662,759

		$217,014,115

Health Care Services — 1.9%

Accolade, Inc.(2)	145,814	$6,462,477

LHC Group, Inc.(2)	49,928	9,072,417

R1 RCM, Inc.(2)	178,836	4,943,027

		$20,477,921

Health Care Supplies — 5.0%

Alcon, Inc.(2)	249,826	$17,206,025

Cooper Cos., Inc. (The)	40,187	15,517,406

Haemonetics Corp.(2)	92,247	11,669,245

Security	Shares	Value

Health Care Supplies (continued)

ICU Medical, Inc.(2)	26,230	$5,442,725

Pulmonx Corp.(2)	45,079	2,561,840

		$52,397,241

Health Care Technology — 0.7%

JMDC, Inc.(2)	150,000	$7,118,193

		$7,118,193

Life Sciences Tools & Services — 7.1%

Agilent Technologies, Inc.	94,159	$11,493,989

Lonza Group AG	20,485	12,920,819

Thermo Fisher Scientific, Inc.	93,866	42,247,209

Waters Corp.(2)	30,353	8,313,080

		$74,975,097

Managed Health Care — 11.1%

Anthem, Inc.	67,880	$20,580,537

Centene Corp.(2)	252,149	14,760,803

Humana, Inc.	39,445	14,975,294

UnitedHealth Group, Inc.	198,542	65,959,623

		$116,276,257

Pharmaceuticals — 39.2%

AstraZeneca PLC	290,200	$28,188,297

Bristol-Myers Squibb Co.	174,196	10,683,441

Dechra Pharmaceuticals PLC	109,086	5,225,852

Eli Lilly & Co.	234,623	48,071,906

Ipsen S.A.	99,658	8,485,460

Johnson & Johnson	530,197	84,015,017

Merck & Co., Inc.	554,831	40,291,827

Novartis AG	266,551	22,957,082

Novo Nordisk A/S, Class B	389,197	27,764,170

Pfizer, Inc.	417,239	13,973,334

Roche Holding AG PC	127,478	41,820,278

Royalty Pharma PLC, Class A	242,995	11,316,277

Sanofi	393,094	36,074,507

Santen Pharmaceutical Co., Ltd.	340,197	4,683,681

Zoetis, Inc.	180,802	28,067,703

		$411,618,832

Total Common Stocks (identified cost $695,715,684)		$1,046,139,935

6	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.1%
Security	Shares	Value

Equity Funds — 0.1%

iShares Global Healthcare ETF	12,606	$940,029

Total Exchange-Traded Funds (identified cost $979,037)		$940,029

Short-Term Investments — 0.0%(4)
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	76,690	$76,690

Total Short-Term Investments (identified cost $76,690)		$76,690

Total Investments — 99.7% (identified cost $696,771,411)		$1,047,156,654

Other Assets, Less Liabilities — 0.3%		$2,834,992

Net Assets — 100.0%		$1,049,991,646

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2021, the aggregate value of these securities is $3,273,584 or 0.3% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2021.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value

United States	72.4%	$760,052,162

Switzerland	10.4	109,119,213

United Kingdom	5.4	57,072,106

France	4.2	44,559,967

Denmark	2.7	27,764,170

Australia	2.3	24,400,010

Japan	1.1	11,801,874

New Zealand	0.6	6,524,621

Netherlands	0.5	4,922,502

Exchange-Traded Funds	0.1	940,029

Total Investments	99.7%	$1,047,156,654

Abbreviations:

ADR	–	American Depositary Receipt

PC	–	Participation Certificate

7	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2021

Unaffiliated investments, at value (identified cost, $696,694,721)	$1,047,079,964

Affiliated investment, at value (identified cost, $76,690)	76,690

Dividends receivable	1,645,219

Dividends receivable from affiliated investment	286

Receivable for investments sold	1,998,565

Receivable for Fund shares sold	643,493

Tax reclaims receivable	2,048,311

Receivable from affiliates	27,332

Total assets	$1,053,519,860

Liabilities

Demand note payable	$200,000

Payable for Fund shares redeemed	1,959,265

Payable to affiliates:

Investment adviser fee	590,859

Administration fee	124,655

Distribution and service fees	213,408

Accrued expenses	440,027

Total liabilities	$3,528,214

Net Assets	$1,049,991,646

Sources of Net Assets

Paid-in capital	$674,419,856

Distributable earnings	375,571,790

Total	$1,049,991,646

Class A Shares

Net Assets	$747,773,726

Shares Outstanding	58,459,156

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.79

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$13.57

Class C Shares

Net Assets	$52,280,754

Shares Outstanding	4,023,417

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$12.99

Class I Shares

Net Assets	$189,678,839

Shares Outstanding	14,392,714

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.18

Class R Shares

Net Assets	$60,258,327

Shares Outstanding	4,363,592

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$13.81

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2021

Dividends (net of foreign taxes, $203,685)	$6,056,810

Dividends from affiliated investment	1,199

Total investment income	$6,058,009

Expenses

Investment adviser fee	$3,780,522

Administration fee	795,461

Distribution and service fees

Class A	941,090

Class C	284,623

Class R	150,096

Trustees’ fees and expenses	27,418

Custodian fee	137,852

Transfer and dividend disbursing agent fees	470,217

Legal and accounting services	42,625

Printing and postage	45,823

Registration fees	36,085

Miscellaneous	39,165

Total expenses	$6,750,977

Deduct —

Allocation of expenses to affiliates	$135,162

Total expense reductions	$135,162

Net expenses	$6,615,815

Net investment loss	$(557,806)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$45,614,283

Foreign currency transactions	41,311

Net realized gain	$45,655,594

Change in unrealized appreciation (depreciation) —

Investments	$(15,755,447)

Foreign currency	(114,063)

Net change in unrealized appreciation (depreciation)	$(15,869,510)

Net realized and unrealized gain	$29,786,084

Net increase in net assets from operations	$29,228,278

9	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

From operations —

Net investment income (loss)	$(557,806)	$4,854,684

Net realized gain	45,655,594	95,072,092

Net change in unrealized appreciation (depreciation)	(15,869,510)	98,739,316

Net increase in net assets from operations	$29,228,278	$198,666,092

Distributions to shareholders —

Class A	$(53,425,015)	$(38,895,122)

Class C	(3,333,250)	(2,794,600)

Class I	(13,675,898)	(9,345,359)

Class R	(3,772,416)	(2,794,464)

Total distributions to shareholders	$(74,206,579)	$(53,829,545)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$15,449,904	$26,437,948

Class C	2,451,968	5,891,481

Class I	16,595,572	33,452,685

Class R	4,137,106	8,293,986

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	47,731,596	34,921,270

Class C	3,252,290	2,583,400

Class I	11,048,703	7,484,138

Class R	3,764,588	2,753,988

Cost of shares redeemed

Class A	(51,262,506)	(105,304,532)

Class C	(7,423,048)	(14,069,258)

Class I	(22,453,859)	(42,685,076)

Class R	(5,902,077)	(16,454,661)

Net asset value of shares converted

Class A	6,656,622	4,708,730

Class C	(6,656,622)	(4,708,730)

Net increase (decrease) in net assets from Fund share transactions	$17,390,237	$(56,694,631)

Net increase (decrease) in net assets	$(27,588,064)	$88,141,916

Net Assets

At beginning of period	$1,077,579,710	$989,437,794

At end of period	$1,049,991,646	$1,077,579,710

10	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Financial Highlights

	Class A

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019		2018		2017		2016

Net asset value — Beginning of period	$13.380		$11.610	$11.700		$10.710		$11.140		$13.210

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.006)		$0.061	$0.069		$0.033		$(0.002)		$(0.074)

Net realized and unrealized gain (loss)	0.371		2.377	0.413		1.248		0.733		(0.824)

Total income (loss) from operations	$0.365		$2.438	$0.482		$1.281		$0.731		$(0.898)

Less Distributions

From net investment income	$(0.066)		$(0.072)	$(0.035)		$—		$—		$—

From net realized gain	(0.889)		(0.596)	(0.537)		(0.291)		(1.161)		(1.172)

Total distributions	$(0.955)		$(0.668)	$(0.572)		$(0.291)		$(1.161)		$(1.172)

Net asset value — End of period	$12.790		$13.380	$11.610		$11.700		$10.710		$11.140

Total Return(2)(3)	2.74	%(4)	21.74%	4.35%		12.31%		8.50%		(7.31)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$747,774		$761,814	$698,865		$654,296		$707,485		$857,636

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.24	%(5)	1.22%	1.09	%(6)	1.06	%(6)	1.30	%(6)	1.48	%(6)

Net investment income (loss)	(0.09	)%(5)	0.50%	0.61	%(6)	0.31	%(6)	(0.02	)%(6)	(0.64	)%(6)

Portfolio Turnover of the Portfolio(7)	—		—	32%		37%		36%		70%

Portfolio Turnover of the Fund	16	%(4)	38%	3	%(8)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 28, 2021 and the years ended August 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.

References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.

11	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Financial Highlights — continued

	Class C

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019		2018		2017		2016

Net asset value — Beginning of period	$13.500		$11.690	$11.770		$10.850		$11.350		$13.530

Income (Loss) From Operations

Net investment loss(1)	$(0.057)		$(0.032)	$(0.040)		$(0.048)		$(0.079)		$(0.165)

Net realized and unrealized gain (loss)	0.378		2.384	0.437		1.259		0.740		(0.843)

Total income (loss) from operations	$0.321		$2.352	$0.397		$1.211		$0.661		$(1.008)

Less Distributions

From net realized gain	$(0.831)		$(0.542)	$(0.477)		$(0.291)		$(1.161)		$(1.172)

Total distributions	$(0.831)		$(0.542)	$(0.477)		$(0.291)		$(1.161)		$(1.172)

Net asset value — End of period	$12.990		$13.500	$11.690		$11.770		$10.850		$11.350

Total Return(2)(3)	2.37	%(4)	20.70%	3.54%		11.49%		7.67%		(8.00)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$52,281		$62,657	$63,886		$177,727		$204,069		$294,299

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.99	%(5)	1.97%	1.84	%(6)	1.81	%(6)	2.05	%(6)	2.23	%(6)

Net investment loss	(0.86	)%(5)	(0.26)%	(0.35	)%(6)	(0.45	)%(6)	(0.76	)%(6)	(1.39	)%(6)

Portfolio Turnover of the Portfolio(7)	—		—	32%		37%		36%		70%

Portfolio Turnover of the Fund	16	%(4)	38%	3	%(8)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 28, 2021 and the years ended August 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.

References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.

12	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Financial Highlights — continued

	Class I

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019		2018		2017		2016

Net asset value — Beginning of period	$13.770		$11.930	$12.010		$10.960		$11.340		$13.400

Income (Loss) From Operations

Net investment income (loss)(1)	$0.010		$0.094	$0.098		$0.061		$0.025		$(0.046)

Net realized and unrealized gain (loss)	0.388		2.443	0.424		1.280		0.756		(0.842)

Total income (loss) from operations	$0.398		$2.537	$0.522		$1.341		$0.781		$(0.888)

Less Distributions

From net investment income	$(0.099)		$(0.101)	$(0.065)		$—		$—		$—

From net realized gain	(0.889)		(0.596)	(0.537)		(0.291)		(1.161)		(1.172)

Total distributions	$(0.988)		$(0.697)	$(0.602)		$(0.291)		$(1.161)		$(1.172)

Net asset value — End of period	$13.180		$13.770	$11.930		$12.010		$10.960		$11.340

Total Return(2)(3)	2.91	%(4)	22.04%	4.60%		12.59%		8.82%		(7.13)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$189,679		$192,629	$169,013		$173,054		$173,116		$176,958

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.99	%(5)	0.97%	0.84	%(6)	0.81	%(6)	1.05	%(6)	1.23	%(6)

Net investment income (loss)	0.16	%(5)	0.75%	0.84	%(6)	0.56	%(6)	0.24	%(6)	(0.39	)%(6)

Portfolio Turnover of the Portfolio(7)	—		—	32%		37%		36%		70%

Portfolio Turnover of the Fund	16	%(4)	38%	3	%(8)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 28, 2021 and the years ended August 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.

References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Financial Highlights — continued

	Class R

	Six Months Ended February 28, 2021 (Unaudited)		Year Ended August 31,
			2020	2019		2018		2017		2016

Net asset value — Beginning of period	$14.350		$12.400	$12.460		$11.410		$11.810		$13.980

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.024)		$0.033	$0.042		$0.008		$(0.029)		$(0.110)

Net realized and unrealized gain (loss)	0.400		2.547	0.440		1.333		0.790		(0.888)

Total income (loss) from operations	$0.376		$2.580	$0.482		$1.341		$0.761		$(0.998)

Less Distributions

From net investment income	$(0.027)		$(0.034)	$(0.005)		$—		$—		$—

From net realized gain	(0.889)		(0.596)	(0.537)		(0.291)		(1.161)		(1.172)

Total distributions	$(0.916)		$(0.630)	$(0.542)		$(0.291)		$(1.161)		$(1.172)

Net asset value — End of period	$13.810		$14.350	$12.400		$12.460		$11.410		$11.810

Total Return(2)(3)	2.62	%(4)	21.46%	4.07%		12.08%		8.25%		(7.64)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$60,258		$60,480	$57,674		$60,883		$61,724		$66,361

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.49	%(5)	1.47%	1.34	%(6)	1.31	%(6)	1.55	%(6)	1.73	%(6)

Net investment income (loss)	(0.34	)%(5)	0.25%	0.35	%(6)	0.07	%(6)	(0.27	)%(6)	(0.89	)%(6)

Portfolio Turnover of the Portfolio(7)	—		—	32%		37%		36%		70%

Portfolio Turnover of the Fund	16	%(4)	38%	3	%(8)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser, sub-adviser(s) and administrator reimbursed certain operating expenses (equal to 0.03%, 0.04%, 0.07%, 0.06%, 0.05% and less than 0.005% of average daily net assets for the six months ended February 28, 2021 and the years ended August 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from August 12, 2019 through August 31, 2019 when the Fund was making investments directly in securities.

References to Portfolio herein are to Worldwide Health Sciences Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on August 9, 2019 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

15

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$711,449,684

Gross unrealized appreciation	$338,680,170

Gross unrealized depreciation	(2,973,200)

Net unrealized appreciation	$335,706,970

16

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.675% of the Fund’s average daily net assets up to $500 million, 0.59% on net assets of $500 million but less than $1 billion, 0.52% on net assets of $1 billion but less than $1.5 billion, 0.49% on net assets of $1.5 billion but less than $2 billion and at reduced rates on average daily net assets of $2 billion and over, and is payable monthly. In addition, EVM’s fee is subject to an upward or downward performance adjustment of up to 0.15% (annually) of the average daily net assets of the Fund depending on whether, and to what extent, the investment performance of the Fund differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period. For the six months ended February 28, 2021, the investment adviser fee, including an upward performance adjustment of $465,058, amounted to $3,780,522 or 0.71% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of EVM, and pays EVAIL a portion of its advisory fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and EVM and EVAIL became indirect, wholly-owned subsidiaries of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement with EVM and EVM entered into a new investment sub-advisory agreement with EVAIL (the “New Agreements”). The New Agreements took effect on March 1, 2021.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2021, the administration fee amounted to $795,461.

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses and any performance-based adjustment to an asset-based investment advisory fee) exceed 1.15%, 1.90%, 0.90% and 1.40% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after December 31, 2021. Pursuant to this agreement, EVM and EVAIL were allocated $135,162 in total of the Fund’s operating expenses for the six months ended February 28, 2021.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2021, EVM earned $47,474 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,498 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2021. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2021 amounted to $941,090 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2021, the Fund paid or accrued to EVD $213,467 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 28, 2021, the Fund paid or accrued to EVD $75,048 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2021 amounted to $71,156 and $75,048 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

17

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 28, 2021, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $163,768,211 and $216,195,598, respectively, for the six months ended February 28, 2021.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

Sales	1,177,549	2,171,756

Issued to shareholders electing to receive payments of distributions in Fund shares	3,737,791	2,951,925

Redemptions	(3,897,893)	(8,757,424)

Converted from Class C shares	500,448	385,971

Net increase (decrease)	1,517,895	(3,247,772)

Class C	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

Sales	183,289	483,587

Issued to shareholders electing to receive payments of distributions in Fund shares	250,176	215,283

Redemptions	(553,959)	(1,140,722)

Converted to Class A shares	(495,878)	(381,942)

Net decrease	(616,372)	(823,794)

Class I	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

Sales	1,225,095	2,671,727

Issued to shareholders electing to receive payments of distributions in Fund shares	840,206	615,978

Redemptions	(1,659,873)	(3,464,442)

Net increase (decrease)	405,428	(176,737)

18

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended February 28, 2021 (Unaudited)	Year Ended August 31, 2020

Sales	291,319	632,882

Issued to shareholders electing to receive payments of distributions in Fund shares	272,796	216,679

Redemptions	(415,654)	(1,284,803)

Net increase (decrease)	148,461	(435,242)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At February 28, 2021, the Fund had a balance outstanding pursuant to this line of credit of $200,000 at an annual interest rate of 1.32%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at February 28, 2021. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at February 28, 2021. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2021.

9  Investments in Affiliated Funds

At February 28, 2021, the value of the Fund’s investment in affiliated funds was $76,690, which represents less than 0.05% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended February 28, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$2,567,649	$41,081,743	$(43,572,702)	$—	$—	$76,690	$1,199	76,690

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Notes to Financial Statements (Unaudited) — continued

At February 28, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Biotechnology	$103,159,943	$30,027,577		$5,278,723	$138,466,243

Health Care Distributors	4,522,452	3,273,584		—	7,796,036

Health Care Equipment	199,548,069	17,466,046		—	217,014,115

Health Care Services	20,477,921	—		—	20,477,921

Health Care Supplies	35,191,216	17,206,025		—	52,397,241

Health Care Technology	—	7,118,193		—	7,118,193

Life Sciences Tools & Services	62,054,278	12,920,819		—	74,975,097

Managed Health Care	116,276,257	—		—	116,276,257

Pharmaceuticals	236,419,505	175,199,327		—	411,618,832

Total Common Stocks	$777,649,641	$263,211,571	**	$5,278,723	$1,046,139,935

Exchange-Traded Funds	$940,029	$—		$—	$940,029

Short-Term Investments	—	76,690		—	76,690

Total Investments	$778,589,670	$263,288,261		$5,278,723	$1,047,156,654

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended February 28, 2021 is not presented.

11  Risk and Uncertainties

Risks Associated with Foreign Investments

Investments in foreign issuers could be affected by factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, lack of uniform accounting, auditing and financial reporting standard practices and requirements and regulatory measures, less publicly available financial and other information, and potential difficulties in enforcing contractual obligations. Settlements of securities transactions in foreign countries are subject to risk of loss, may be delayed and are generally less frequent than in the United States. Evidence of ownership of certain foreign investments may be held outside the United States, and the Fund may be subject to the risks associated with the holding of such property overseas. Foreign issuers may become subject to sanctions imposed by the United States or another country, which could result in the immediate freeze of the foreign issuers’ assets or securities. Trading in certain foreign markets is also subject to liquidity risk. Political events in foreign countries may cause market disruptions.

Concentration of Risk

As the Fund invests a significant portion of its assets in pharmaceutical, biotechnology, life sciences, and health care equipment and services companies, it may be affected by developments that adversely affect such companies. These developments include product obsolescence, the failure of a company to develop new products and the expiration of patent rights. The value of the Fund’s interests can also be impacted by regulatory activities that affect health sciences companies. The Fund has historically held approximately 60 stocks or less at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

20

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Eaton Vance Management to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Eaton Vance Advisers International Ltd. to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	38,682,476.768	1,199,893.195	2,746,338.981	0

Proposal 2	38,586,402.131	1,226,781.136	2,815,525.677	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the Meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

21

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Worldwide Health Sciences Fund.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Worldwide Health Sciences Fund	Eaton Vance Management	Eaton Vance Advisers International Ltd.

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

22

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

23

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the

24

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

25

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

26

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Board of Trustees’ Contract Approval — continued

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

27

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

28

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

29

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7707    2.28.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: April 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: April 22, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: April 22, 2021